                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-08006

                          SCUDDER MG INVESTMENTS TRUST
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        10/31

Date of reporting period:       10/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Municipal Bond Fund

Scudder Short-Term Municipal Bond Fund

Annual Report to Shareholders

October 31, 2004

Contents

Click Here Performance Summary

Click Here Information About Each Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Trustees and Officers

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Additionally, although each fund seeks income that is federally tax free, a portion of each fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, insurance pertains to the timely payment of principal and interest by the issuer of the underlying securities, and not to the value of each fund's shares. Please read each fund's prospectus for specific details regarding their investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary October 31, 2004

Scudder Municipal Bond Fund

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

Returns and rankings during all periods shown for the Institutional Class and during the 3-year, 5-year and life of class periods shown for the Investment Class reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

A portion of the fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Average Annual Total Returns as of 10/31/04
Scudder Municipal Bond Fund	1-Year	3-Year	5-Year	10-Year
Institutional Class	4.33%	4.79%	5.93%	6.04%
Lehman Brothers 5-Year G.O. Index+	3.44%	4.82%	5.92%	5.87%
Scudder Municipal Bond Fund	1-Year	3-Year	5-Year	Life of Class*
Investment Class	4.10%	4.61%	5.72%	4.84%
Lehman Brothers 5-Year G.O. Index+	3.44%	4.82%	5.92%	5.26%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Investment Class shares commenced operations on July 30, 1997. Index returns begin July 31, 1997.

Net Asset Value and Distribution Information
	Institutional Class	Investment Class
Net Asset Value: 10/31/04	$ 11.20	$ 11.21
10/31/03	$ 11.22	$ 11.24
Distribution Information: Twelve Months: Income Dividends as of 10/31/04	$ .49	$ .48

Growth of an Assumed $1,000,000 Investment
[] Scudder Municipal Bond Fund — Institutional Class [] Lehman Brothers 5-Year G.O. Index+

Yearly periods ended October 31

The growth of $1,000,000 is cumulative.

The minimum investment for the Institutional Class is $1,000,000.

Comparative Results as of 10/31/04
Scudder Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,043,300	$1,150,700	$1,334,100	$1,797,300
	Average annual total return	4.33%	4.79%	5.93%	6.04%
Lehman Brothers 5-Year G.O. Index+	Growth of $1,000,000	$1,034,400	$1,151,600	$1,333,400	$1,768,800
	Average annual total return	3.44%	4.82%	5.92%	5.87%

The growth of $1,000,000 is cumulative.

Scudder Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class*
Investment Class	Growth of $10,000	$10,410	$11,448	$13,209	$14,084
	Average annual total return	4.10%	4.61%	5.72%	4.84%
Lehman Brothers 5-Year G.O. Index+	Growth of $10,000	$10,344	$11,516	$13,334	$14,500
	Average annual total return	3.44%	4.82%	5.92%	5.26%

The growth of $10,000 is cumulative.

* Investment Class shares commenced operations on July 30, 1997. Index returns begin July 31, 1997.

+ The Lehman Brothers 5-Year General Obligation Index is an unmanaged index including over 1,900 intermediate-term general obligation tax-exempt municipal bonds with an average maturity range of 4 to 6 years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Institutional Class Lipper Rankings — Intermediate Municipal Debt Funds Category as of 10/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	57	of	152	38
3-Year	34	of	125	27
5-Year	38	of	97	39
10-Year	14	of	70	20

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class; other share classes may vary.

Scudder Short-Term Municipal Bond Fund

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 2%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class and Investment Class shares are not subject to sales charges.

Returns and rankings during all the periods shown for Class A and Institutional Class and for the 3-year, 5-year and life of class periods shown for the Investment Class reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on February 28, 2003 are derived from the historical performance of Institutional Class shares of the Scudder Short-Term Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

A portion of the fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Average Annual Total Returns (Unadjusted for sales charge) as of 10/31/04
Scudder Short-Term Municipal Bond Fund	1-Year	3-Year	5-Year	Life of Fund*
Institutional Class	2.52%	3.32%	4.37%	4.75%
Class A	2.20%	3.03%	4.09%	4.48%
Class B	1.46%	2.27%	3.32%	3.70%
Class C	1.55%	2.27%	3.31%	3.69%
Lehman Brothers 1-Year G.O. Bond Index+	1.29%	2.36%	3.63%	4.09%
Scudder Short-Term Municipal Bond Fund	1-Year	3-Year	5-Year	Life of Class**
Investment Class	2.38%	3.12%	4.12%	3.90%
Lehman Brothers 1-Year G.O. Bond Index+	1.29%	2.36%	3.63%	3.76%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* The Fund commenced operations on March 6, 1995. Index returns begin March 31, 1995.

** Investment Class shares commenced operations on December 3, 1997. Index returns begin November 30, 1997.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class	Investment Class
Net Asset Value: 10/31/04	$ 10.33	$ 10.33	$ 10.33	$ 10.33	$ 10.33
10/31/03	$ 10.36	$ 10.35	$ 10.35	$ 10.35	$ 10.34
Distribution Information: Twelve Months: Income Dividends as of 10/31/04	$ .25	$ .18	$ .18	$ .29	$ .27
Growth of an Assumed $1,000,000 Investment
[] Scudder Short-Term Municipal Bond Fund — Institutional Class [] Lehman Brothers 1-Year G.O. Bond Index+

Yearly periods ended October 31
Comparative Results as of 10/31/04
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Fund*
Institutional Class	Growth of $1,000,000	$1,025,200	$1,102,800	$1,238,200	$1,564,700
	Average annual total return	2.52%	3.32%	4.37%	4.75%
Lehman Brothers 1-Year G.O. Bond Index+	Growth of $1,000,000	$1,012,900	$1,072,600	$1,195,300	$1,468,300
	Average annual total return	1.29%	2.36%	3.63%	4.09%

The growth of $1,000,000 is cumulative.

The minimum investment for the Institutional Class is $1,000,000.

* The Fund commenced operations on March 6, 1995. Index returns begin March 31, 1995.

+ The Lehman Brothers 1-Year General Obligation Bond Index is an unmanaged index including bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results as of 10/31/04
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Class**
Investment Class	Growth of $10,000	$10,238	$10,966	$12,238	$13,024
	Average annual total return	2.38%	3.12%	4.12%	3.90%
Lehman Brothers 1-Year G.O. Bond Index+	Growth of $10,000	$10,129	$10,726	$11,953	$12,906
	Average annual total return	1.29%	2.36%	3.63%	3.76%
Comparative Results (Adjusted for Maximum Sales Charge) as of 10/31/04
Scudder Short-Term Municipal Bond Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$10,016	$10,719	$11,975	$14,957
	Average annual total return	.16%	2.34%	3.67%	4.26%
Class B	Growth of $10,000	$9,847	$10,496	$11,672	$14,198
	Average annual total return	-1.53%	1.63%	3.14%	3.70%
Class C	Growth of $10,000	$10,155	$10,695	$11,771	$14,196
	Average annual total return	1.55%	2.27%	3.31%	3.69%
Lehman Brothers 1-Year G.O. Bond Index+	Growth of $10,000	$10,129	$10,726	$11,953	$14,683
	Average annual total return	1.29%	2.36%	3.63%	4.09%

The growth of $10,000 is cumulative.

* The Fund commenced operations on March 6, 1995. Index returns begin March 31, 1995.

** Investment Class shares commenced operations on December 3, 1997. Index returns begin November 30, 1997.

+ The Lehman Brothers 1-Year General Obligation Bond Index is an unmanaged index including bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Institutional Class Lipper Rankings — Short Municipal Debt Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	2	of	53	4
3-Year	2	of	42	5
5-Year	2	of	34	6

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class; other share classes may vary.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Scudder Municipal Bond Fund Institutional Class and Scudder Short-Term Municipal Bond Fund Class A and Institutional Class limited these expenses; had they not done so, expenses would have been higher. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

The table illustrates your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transactions costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Scudder Municipal Bond Fund

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2004
Actual Fund Return	Investment Class	Institutional Class
Beginning Account Value 5/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/04	$ 1,036.10	$ 1,037.80
Expenses Paid per $1,000*	$ 4.05	$ 2.80
Hypothetical 5% Fund Return	Investment Class	Institutional Class
Beginning Account Value 5/1/04	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/04	$ 1,021.22	$ 1,022.46
Expenses Paid per $1,000*	$ 4.02	$ 2.78

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Investment Class	Institutional Class
Scudder Municipal Bond Fund	.79%	.55%

For more information, please refer to the Fund's prospectus.

Scudder Short-Term Municipal Bond Fund

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2004
Actual Fund Return	Class A	Class B	Class C	Investment Class	Institutional Class
Beginning Account Value 5/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/04	$ 1,013.70	$ 1,010.10	$ 1,010.00	$ 1,014.90	$ 1,015.20
Expenses Paid per $1,000*	$ 4.06	$ 7.82	$ 7.82	$ 2.69	$ 2.79
Hypothetical 5% Fund Return	Class A	Class B	Class C	Investment Class	Institutional Class
Beginning Account Value 5/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/04	$ 1,021.17	$ 1,017.43	$ 1,017.42	$ 1,022.53	$ 1,022.43
Expenses Paid per $1,000*	$ 4.08	$ 7.85	$ 7.85	$ 2.70	$ 2.80

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Investment Class	Institutional Class
Scudder Short-Term Municipal Bond Fund	.80%	1.54%	1.54%	.53%[a]	.55%

For more information, please refer to the Fund's prospectus.

a The expense ratio includes a one-time adjustment. Without the effect of this adjustment the annualized expense ratio would have been 0.61%. For a $1,000 investment, the expenses paid based on the actual fund return would have been $3.09, and the expenses paid based on the hypothetical 5% fund return would have been $3.10.

Portfolio Management Review

Scudder Municipal Income Funds: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the Scudder Municipal Bond Fund and the Scudder Short-Term Municipal Bond Fund. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Philip G. Condon

Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the funds.

Joined Deutsche Asset Management in 1983 and the funds in 2003.

Over 28 years of investment industry experience.

MBA, University of Massachusetts at Amherst.

Ashton P. Goodfield, CFA

Managing Director of Deutsche Asset Management and Co-Lead Portfolio Manager of the funds.

Joined Deutsche Asset Management in 1986 and the funds in 2003.

Over 18 years of investment industry experience.

Shelly Deitert

Vice President of Deutsche Asset Management and Portfolio Manager of the funds.

Joined Deutsche Asset Management in 1997 and the funds in 2003.

Over 7 years of investment industry experience.

Philip G. Condon and Ashton P. Goodfield serve as co-lead portfolio managers for Scudder Municipal Bond Fund and Scudder Short-Term Municipal Bond Fund. Shelly Deitert is a portfolio manager for the funds. In the following interview, the municipal bond management team discusses the two Scudder municipal bond funds' strategy and the market environment during the annual period ended October 31, 2004.

Q:  Will you describe the performance of the municipal bond market during the annual period ended October 31, 2004?

A:  In the period, the municipal bond market, as well as the overall bond market, delivered strong results. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, rose 6.03% for the 12-month period ended October 31, 2004.1 The broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 5.53% for the same period.2

1 The Lehman Brothers Municipal Bond Index is a broad-based, total-return index comprising more than 46,000 investment-grade, fixed-rate municipal bonds with maturities of at least 2 years.

2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of 1 year or more.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

In the period, the Federal Reserve Board increased the federal funds rate, the benchmark for market interest rates, to 1.75% in three increments of 0.25%. However, slowing economic growth and rising oil prices helped keep yields in the bond market from rising as much as investors anticipated and caused yields to decline in some maturities. (A rise in interest rates causes the price of a bond in the market to fall, which would make bonds a less attractive security to own.) During much of the period, the Fed also stated that it believed inflation would likely remain in check for some time, which also soothed investors' worries.

The municipal bond supply was lower for the 10-month (calendar year-to-date) period ended October 31, 2004, versus the same period in 2003. Because of concerns about an imminent rise in interest rates, municipal bond demand was low among mutual fund investors. However, demand from institutional investors was strong. Supply and demand factors are important because they represent one way a bond's price can be driven higher or lower. High demand or low supply can cause a bond's price to rise, while lessened demand or a flood of supply can cause a bond's price to decline. A bond's yield moves in the opposite direction of its price.

Overall, the municipal bond yield curve between two years and 30 years flattened during the period.3 For bonds with maturities of between two years and 10 years — in which these funds primarily invest — the municipal bond yield curve flattened significantly. (See the graph below for municipal bond yield changes from the beginning to the end of the period.)

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

Municipal bond yield curve (as of 10/31/03 and 10/31/04)

Source: Municipal Market Data

Q:  How did Scudder Short-Term Municipal Bond Fund perform for the annual period ended October 31, 2004?

A:  Scudder Short-Term Municipal Bond Fund posted strong absolute results in the period, outperforming its benchmark and average Lipper peer. The fund returned 2.20% compared with a return of 1.29% by its benchmark, the unmanaged Lehman Brothers 1-Year General Obligation Bond Index.4 (Returns are for Class A shares, unadjusted for sales charges, which, if included, would have reduced performance. Past performance is no guarantee of future results.) The fund also outpaced its average peer in the Lipper Short Municipal Debt Funds category, which gained 1.27%.5 (Please see pages 6 through 8 for the performance of other share classes and more complete performance information.)

4 The Lehman Brothers 1-Year General Obligation Bond Index is an unmanaged index including bonds that have a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990.

5 The Lipper Short Municipal Debt Funds category comprises funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the Short Municipal Debt Funds category.

6 The Lehman Brothers 5-Year General Obligation Index is an unmanaged index including over 1,900 intermediate-term general obligation tax-exempt municipal bonds with an average maturity range of 4 to 6 years. The index includes tax-exempt municipal issues with a minimum par amount of $5 million.

Index returns assume reinvestement of dividends, and unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q:  How did Scudder Municipal Bond Fund perform for the annual period ended October 31, 2004?

A:  Scudder Municipal Bond Fund posted strong results in the period, outpacing its benchmark and average Lipper peer. The fund's total return of 4.33% exceeded the 3.44% return of its benchmark, the unmanaged Lehman Brothers 5-Year General Obligation Index.6 (Returns are for Institutional Class shares. Past performance is no guarantee of future results.) The fund also outperformed its average peer in the Lipper Intermediate Municipal Debt Funds category, which gained 3.99%.7 (Please see pages 3 through 4 for the performance of other share classes and more complete performance information.)

7 The Lipper Intermediate Municipal Debt Funds category comprises funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the Intermediate Municipal Debt Funds category.

8 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a one-percentage-point change in market interest rate levels. A duration of 5, for example, means that if interest rates fall one percentage point, the price of a bond should rise by approximately 5%, and the price should fall by 5% for a one-percentage- point rise in interest rates. Bonds with a shorter duration are typically not as sensitive to interest rate movements as are bonds with a longer duration. They will, therefore, experience less price erosion in a rising-interest-rate environment.

Index returns assume reinvestement of dividends, and unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q:  How were the funds positioned, and how did this positioning contribute to their performance?

A:  In the period, we worked to sell most of Scudder Short-Term Municipal Bond Fund's stake in taxable bonds. We have replaced these bonds with municipal bonds that we believe have strong fundamentals and good market liquidity. We believe this change will benefit the fund's long-term results. Overall, for both funds, we are looking to add bonds that have a higher degree of liquidity.

We also shortened the duration of Scudder Short-Term Municipal Bond Fund to more closely track that of its benchmark.8 This positioning aided the fund's returns when shorter-term yields rose sharply.

We had anticipated a flattening of the municipal bond yield curve and positioned the funds' investments to take advantage of that change. As a result, the funds' returns were boosted when that shift occurred during the period.

For Scudder Short-Term Municipal Bond Fund, we alternated between a barbell strategy and a bullet strategy as the yield curve changed throughout the year. In a barbell strategy, the portfolio is more heavily weighted at the short and long ends of the yield curve, with less invested in the middle maturities. A barbell strategy can be advantageous in a rising interest rate environment. In the case of the short-term fund, we overweighted short maturities in its five-year municipal bonds. A bullet structure usually bunches a portfolio's bond maturities around intermediate-term assets. For the short-term fund, we did bullet within the two- to three-year maturity range for certain time frames. For Scudder Municipal Bond Fund, we added longer maturities of between 10 and 20 years to supplement yield during the period when the yield curve was steep.

Although overall returns for both funds were strong on both a relative and absolute basis, results for Scudder Municipal Bond Fund were held back somewhat when some holdings were called prior to their maturity. Some municipal bonds, just like a home mortgage, can be paid off early, or "called." When lending rates go down, many municipal borrowers pay off their loans so they can borrow at the lower rates. If you own the bond, your bond gets paid off early. Reinvesting the proceeds usually means buying other municipal bonds at the lower rates. Currently, we have a higher portion of the funds invested in call-protected bonds than we did before, and this should reduce call risk.

Overall, we continue to believe that tax-free bonds are attractive on an after-tax basis versus US Treasuries and other taxable bonds with similar maturities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary October 31, 2004

Scudder Municipal Bond Fund

Portfolio Composition	10/31/04	10/31/03

Revenue Bonds	62%	81%
General Obligation Bonds	17%	8%
ETM/Prerefunded	13%	7%
Lease Obligations	7%	2%
Cash Equivalents	1%	2%
	100%	100%
Quality	10/31/04	10/31/03

AAA	45%	60%
AA	11%	12%
A	17%	15%
BBB	3%	8%
Not Rated	24%	5%
	100%	100%
Effective Maturity	10/31/04	10/31/03

0 < 5 years	52%	50%
5 < 10 years	41%	34%
10 < 15 years	6%	11%
Greater than 15 years	1%	5%
	100%	100%
Top Five State Allocations	10/31/04	10/31/03

New York	12%	5%
Pennsylvania	10%	10%
California	10%	7%
Illinois	8%	7%
Texas	7%	13%

Portfolio composition, quality, effective maturity and state allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 20. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Scudder Short-Term Municipal Bond Fund

Portfolio Composition	10/31/04	10/31/03

Revenue Bonds	69%	81%
General Obligation Bonds	12%	11%
ETM/Prerefunded	11%	6%
Lease Obligations	8%	2%
	100%	100%
Quality	10/31/04	10/31/03

AAA	65%	55%
AA	13%	9%
A	7%	15%
BBB	3%	6%
Not Rated	12%	15%
	100%	100%
Effective Maturity	10/31/04	10/31/03

0 < 5 years	87%	85%
5 < 10 years	12%	13%
10 < 15 years	1%	1%
Greater than 15 years	—	1%
	100%	100%
Top Five State Allocations	10/31/04	10/31/03

California	10%	11%
New York	7%	1%
Pennsylvania	6%	9%
Georgia	6%	7%
Illinois	5%	5%

Portfolio composition, quality, effective maturity and state allocations are subject to change.

For more complete details about the fund's investment portfolio, see page 35. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of October 31, 2004

Scudder Municipal Bond Fund	Principal Amount ($)	Value ($)

Municipal Investments 98.5%
Alabama 3.4%
Birmingham, AL, Medical Clinic Board, Baptist Medical Center, ETM, 8.25%, 7/1/2005	65,000	67,778
Birmingham, AL, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (c)	3,590,000	4,223,563
Birmingham, AL, Special Care Facilities Financing Authority, Medodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (d)	3,560,000	3,795,387
Lauderdale & Florence Counties, AL, Public Hospital, ETM, 7.0%, 7/1/2007	120,000	128,796
West Jefferson, AL, Amusement & Public Park Authority, Visionland Alabama Project, Prerefunded @102, 7.5%,12/1/2008	610,000	662,344
		8,877,868
Alaska 0.2%
Anchorage, Alaska, General Obligation, Series B, Prerefunded @ 100, 5.875%, 12/1/2014 (c)	365,000	424,557
American Samoa 0.2%
Territory of American Samoa, General Obligation, 5.75%, 9/1/2005 (c)	495,000	509,048
Arizona 0.6%
Arizona, Health Facilities, Authority Hospital System Revenue, Refunding, ETM, 6.25%, 9/1/2011 (c)	215,000	231,267
Yuma, AZ, Industrial Development Authority, Multi-Family Mortgage Regency Apartments, Series A, 5.4%, 12/20/2017	1,360,000	1,362,529
		1,593,796
Arkansas 0.5%
Drew County, AR, Public Facilities Board, Single Family Mortgage, Series A-2, 7.9%, 8/1/2011	48,066	49,172
Fayetteville, AR, Public Facilities Board, Single Family Mortgage, 7.25%, 4/1/2011	40,000	40,165
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (c)	120,000	138,999
Rogers County, AR, Sales & Use Tax Redevelopment, 5.35%, 11/1/2011	40,000	40,008
Stuttgart, AR, Public Facilities Board, Single Family Mortgage, Series B, 7.75%, 9/1/2011	40,071	40,101
University of Arkansas, University Revenues, 5.0%, 11/1/2013 (c)	1,000,000	1,121,020
		1,429,465
California 9.4%
Abag, CA, Finance Authority for Nonprofit Corporations, American Baptist Homes, Series A, 5.5%, 10/1/2007	160,000	166,485
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (c)	3,175,000	3,633,026
California, Infrastructure & Economic Development Bank Revenue, Workers Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (c)	4,000,000	4,419,160
California, State General Obligation:
4.5%, 12/1/2010	100,000	107,729
5.0%, 6/1/2009	100,000	109,505
5.0%, 2/1/2012	625,000	674,119
5.0%, 2/1/2013	550,000	602,728
5.25%, 2/1/2007	275,000	293,480
5.5%, 10/1/2005	100,000	103,223
6.0%, 4/1/2018	1,700,000	2,039,609
6.3%, 9/1/2011	250,000	296,375
6.5%, 2/1/2008	150,000	168,880
6.75%, 3/1/2007	500,000	551,435
6.75%, 8/1/2011	200,000	242,234
7.0%, 3/1/2005	100,000	101,704
7.2%, 5/1/2008	50,000	57,808
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	120,000	138,529
Fresno, CA, Multi-Family Housing Authority, Central Valley Coalition Projects, Series B, 6.65%, 5/20/2008	255,000	268,846
Kern County, CA, Multi-Family Housing Authority, Pioneer Pines, Series A, 6.15%, 10/20/2043	3,000,000	3,322,140
Los Angeles, CA, Community Redevelopment Agency, Angelus Plaza Project, Series A, 7.4%, 6/15/2010	1,905,000	2,080,222
San Bernardino, CA, State General Obligation, City Unified School District, Refunding, 5.0%, 8/1/2016 (c)	2,615,000	2,901,290
San Mateo, CA, State General Obligation, Union High School District, Refunding, 5.0%, 9/1/2016 (c)	2,150,000	2,396,476
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	35,000	36,560
		24,711,563
Colorado 2.1%
Aurora, CO, Centrech Metropolitan District, General Obligation, Series C, Mandatory Put@100, 4.875%, 12/1/2028, BNP Paribas (b) (d)	1,280,000	1,351,091
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	30,000	30,379
Boulder County, CO, Community Hospital Project, ETM, 7.0%, 7/1/2009	135,000	150,270
Colorado, Health Facilities Revenue Authority, Weld County General Hospital Project, ETM, 9.375%, 7/1/2009	120,000	141,139
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, AMT, 5.7%, 10/1/2021	690,000	690,766
Colorado, Housing Finance Authority, Single Family Program:
Series A, 4.75%, 11/1/2005	5,000	5,010
AMT, 5.75%, 11/1/2004	5,000	5,000
Series A-3, 6.5%, 5/1/2016	160,000	163,026
Series B-3, 6.55%, 5/1/2025	199,000	199,418
Denver City & County, CO, Single Family Mortgage Revenue Home, Metro Mayors Caucus, 5.0%, 11/1/2015	15,000	15,047
Interlocken Metropolitan District, CO, Series A, 5.75%, 12/15/2019 (c)	2,200,000	2,416,084
Westminister, CO, Multi-Family Revenue Refunding Housing, Oasis Wexford Apartments, Mandatory Put @ 100, 5.35%, 12/1/2025 (b)	265,000	268,320
		5,435,550
Delaware 0.4%
Delaware, Economic Development Authority, Peninsula United, Series A, 6.0%, 5/1/2009	35,000	36,809
Delaware, Economic Development Authority, Wilmington Friends School Project:
6.3%, 7/1/2005	70,000	70,806
6.3%, 7/1/2006	75,000	75,854
6.3%, 7/1/2007	80,000	80,824
6.3%, 7/1/2008	85,000	85,724
6.3%, 7/1/2009	90,000	90,772
6.3%, 7/1/2010	95,000	95,665
6.3%, 7/1/2011	100,000	100,667
6.3%, 7/1/2012	110,000	110,596
6.3%, 7/1/2013	115,000	115,491
Wilmington, DE, Park Authority, Series B, ETM, 7.15%, 8/1/2006	100,000	100,067
		963,275
Florida 1.7%
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded @ 100, 6.875%, 9/1/2008	160,000	171,304
Dade County, FL, Aviation Revenue, Series E, 5.4%, 10/1/2007 (c)	50,000	52,448
Dade County, FL, County General Obligation Lease, Gonvernmental Leasing Corp., Series C, 9.0%, 4/1/2020	250,000	258,135
Dade County, FL, Housing Finance Authority, Single Family Mortgage Revenue, Series B-1, AMT, 6.1%, 4/1/2027	1,075,564	1,118,177
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	310,000	347,321
Gainesville, FL, Utilities Systems Revenue, ETM, 6.3%, 10/1/2006	90,000	90,020
Hillsborough County, FL Series B, 5.125%, 10/1/2017 (c)	1,250,000	1,328,387
Miami Dade County, FL, Housing Finance Authority, Single Family Mortgage Revenue, Series A-1, AMT, 5.9%, 6/1/2025	90,000	90,355
Orange County, FL, Health Facilities Authority Revenue, Advanced Health Systems, ETM, 8.75%, 10/1/2009	665,000	776,494
St. John's County, FL, Industrial Development Authority, Industrial Development Revenue, Series A, 5.5%, 3/1/2017 (c)	185,000	212,121
		4,444,762
Georgia 1.4%
Athens, GA, Water & Sewer Revenue, ETM, 6.2%, 7/1/2008	425,000	477,147
Fulton County, GA, Housing Authority, Single Family Mortgage, Series A, AMT, 6.2%, 3/1/2013	35,000	35,895
Gwinnett County, GA, Multi-Family Housing Authority, Singleton-Oxford Association, Series A, Mandatory Put @ 100, 5.5%, 4/1/2026 (b)	920,000	940,654
Savannah, GA, Economic Development Authority Revenue, College of Art & Design:
6.2%, 10/1/2009	1,070,000	1,182,543
Prerefunded @ 102, 6.5%, 10/1/2013	800,000	941,240
		3,577,479
Hawaii 2.0%
Hawaii, Housing & Community Development, Multi-Family Revenue, Sunset Villas:
5.7%, 7/20/2031	1,090,000	1,152,893
5.75%, 1/20/2036	2,395,000	2,536,736
Hawaii, Housing Finance & Development Corp., Single Family Mortgage, Series A, AMT, 5.2%, 7/1/2012	1,620,000	1,709,489
		5,399,118
Idaho 1.4%
Idaho, Housing & Finance Association:
Series A, Class III, AMT, 5.55%, 7/1/2020	2,270,000	2,382,297
Series E-2, AMT, 5.9%, 1/1/2015	595,000	628,481
Idaho, Housing & Finance Association, Single Family Mortgage:
Series F-2, AMT, 5.1%, 7/1/2012	300,000	311,229
Series C-2, AMT, 5.25%, 7/1/2011	130,000	132,756
Series B, AMT, 5.65%, 7/1/2009	130,000	132,110
Idaho, Housing Agency, Single Family Mortgage, Series F, AMT, 5.8%, 7/1/2007	170,000	170,814
		3,757,687
Illinois 8.1%
Alton, IL, Hospital Facility, Alton Memorial Hospital Project, ETM, 7.0%, 7/1/2005	60,000	61,940
Belleville, St. Clair County, IL, Single Family Mortgage Revenue, ETM, 7.25%, 11/1/2009	60,000	67,662
Davis Junction, IL, Solid Waste Improvements, General Obligation:
Series B, 5.5%, 4/15/2010, BNP Paribas (d)	640,000	695,328
Series B, 5.875%, 4/15/2016, BNP Paribas (d)	60,000	65,366
Des Plaines, IL, Hospital Facility, Holy Family Hospital:
ETM, 7.0%, 1/1/2007	100,000	105,398
ETM, 7.0%, 1/1/2007 (c)	165,000	173,907
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	875,000	1,005,926
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	68,045
5.15%, 1/1/2014	65,000	67,808
5.25%, 1/1/2005	40,000	40,193
5.25%, 1/1/2006	45,000	46,374
5.25%, 1/1/2007	45,000	47,282
5.25%, 1/1/2008	50,000	53,183
5.25%, 1/1/2009	50,000	53,558
5.25%, 1/1/2010	55,000	59,124
5.25%, 1/1/2016	150,000	155,472
5.375%, 1/1/2011	60,000	64,827
5.5%, 1/1/2012	35,000	38,050
5.5%, 1/1/2019	255,000	264,998
5.75%, 1/1/2022	300,000	308,034
Fairfield, IL, Economic Development Authority, Wayne County Center Project, 6.0%, 12/15/2005	155,000	158,591
Granite City, IL, Hospital Facilities Revenue, ETM, 7.0%, 1/1/2008	120,000	129,111
Grayslake, IL, Multi-Family Housing, Country Squire Apartments Project, Series A, 6.0%, 6/1/2005	140,000	140,508
Illinois, Development Finance Authority, Catholic Health, Series A, 5.15%, 2/15/2006 (c)	765,000	787,078
Illinois, Development Finance Authority, Debt Restructure East Saint Louis, 6.875%, 11/15/2005	145,000	148,719
Illinois, Development Finance Authority, Section 8, Series A, 5.2%, 7/1/2008 (c)	45,000	46,842
Illinois, Educational Facilities, Authority Revenue Refunding, Augustana College:
4.6%, 10/1/2008	135,000	143,366
Prerefunded @ 100, 5.0%, 10/1/2013	280,000	305,936
Illinois, Health Facilities Authority, Michael Reese Hospital & Medical Center, ETM, 6.75%, 12/1/2008	185,000	202,009
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	380,000	394,623
Illinois, Housing Development Authority, Multi-Family Program, Series 3, 6.05%, 9/1/2010	255,000	257,973
Oak Lawn, IL, General Obligation, 5.25%, 12/1/2004 (c)	30,000	30,092
Palatine, IL, Tax Increment Revenue, Dundee Road Development Project, Tax Allocation, 5.0%, 1/1/2015 (c)	9,030,000	9,587,693
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project:
Series A, 5.55%, 11/1/2006	115,000	118,295
Series A, 6.15%, 11/1/2022	1,385,000	1,444,776
Silvas, IL, Mortgage Revenue:
4.9%, 8/1/2011	1,035,000	1,120,791
5.2%, 8/1/2017	1,285,000	1,367,189
Woodridge, IL, Multi-Family Revenue, Hawthorn Ridge Housing, Series A, 5.65%, 12/20/2032	1,510,000	1,564,315
		21,390,382
Indiana 1.3%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017	1,250,000	1,306,112
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014	2,000,000	2,002,000
		3,308,112
Kansas 0.3%
McPherson, KS, Electric Utility Revenue, Prerefunded @ 100, ETM, 5.9%, 3/1/2007	800,000	861,936
Merriam, KS, Hospital Revenue, Shawnee Mission Medical Center, ETM, 6.9%, 6/1/2005	35,000	35,974
		897,910
Kentucky 0.2%
Kentucky, Turnpike Authority:
ETM, 6.125%, 7/1/2007	292,000	309,917
ETM, 6.625%, 7/1/2008	150,000	163,383
		473,300
Louisiana 2.5%
Iberia, LA, Single Family Mortgage, 7.375%, 1/1/2011	55,000	55,034
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	265,000	300,245
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,705,000	4,277,830
Tensas Parish County, LA, General Obligation, Prerefunded @ 102, 7.0%, 9/1/2018	1,760,000	1,982,816
		6,615,925
Maine 0.0%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018	50,000	50,719
Maryland 0.5%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	450,000	477,540
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue, AMT, 7.0%, 8/1/2033	770,000	814,929
		1,292,469
Massachusetts 2.2%
Boston, MA, Deutsche Altenheim, Series A, 5.95%, 10/1/2018	495,000	548,975
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliate, 4.85%, 9/1/2013 (c)	310,000	324,149
Massachusetts, Health & Educational Authority, Beth Israel Hospital, ETM, 5.75%, 7/1/2006	15,000	15,571
Massachusetts, Industrial Finance Agency, Higher Education, Hampshire College Project, Prerefunded@ 102, 5.8%, 10/1/2017	1,655,000	1,838,473
Somerville, MA, Multi-Family Housing Revenue, 4.6%, 11/20/2015	2,835,000	2,954,920
		5,682,088
Michigan 0.8%
Battle Creek, MI, Economic Development Authority, Kellogg Company Project, 5.125%, 2/1/2009	205,000	209,504
Detroit, MI, Water Supply, ETM, 8.875%, 1/1/2005	115,000	116,393
Michigan, Higher Education Facility Authority Revenue, Thomas M. Colley Law School, 5.35%, 5/1/2015, First of America Bank (d)	1,200,000	1,262,736
Michigan, Strategic Fund Obligation, Ford Motor Credit, Series A, ETM, 7.875%, 8/15/2005	60,000	63,498
Petoskey, MI, Hospital Finance Authority, ETM, 6.7%, 3/1/2007	295,000	311,142
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	175,000	199,929
		2,163,202
Minnesota 2.2%
Minnesota, General Obligation, 5.0%, 8/1/2016	3,000,000	3,318,840
Minnesota, White Earth Band of Chippewa, 7.0%, 12/1/2011 (c)	2,000,000	2,257,160
Rochester, MN, Saint Mary's Hospital, ETM, 5.75%, 10/1/2007	190,000	201,613
		5,777,613
Mississippi 1.9%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center, Series B, 5.125%, 10/1/2010	515,000	538,582
Lee County, MS, Hospital Systems Revenue, North Mississippi Medical Center Project, ETM, 6.8%, 10/1/2007	250,000	269,817
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (c)	1,345,000	1,442,728
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue Refunding, Wesley Manor, Series A, 5.45%, 5/20/2034	2,695,000	2,822,258
		5,073,385
Missouri 0.4%
Bridgeton, MO, Industrial Development Authority, Mizpath Assisted Living, Series A, 5.25%, 12/20/2019	170,000	181,106
Missouri, Development Financial Board, Recreation Facilities Revenue, YMCA, Greater St. Louis, Series A, 4.75%, 9/1/2007, Bank of America N.A. (d)	170,000	181,021
Missouri, Rehabilitation Center Project, Certificates of Participation, Series A, 6.0%, 11/1/2015	100,000	103,843
Springfield, MO, Law Enforcement Communication, Certificates of Participation, 5.5%, 6/1/2010	60,000	67,205
St. Louis, MO, Land Clearance Redevelopment Authority, Westminster Place Apartments, Series A, Mandatory Put @ 100, 5.95%, 7/1/2022 (b)	450,000	478,121
		1,011,296
Montana 0.1%
Missoula County, MT, Community Hospital, ETM, 7.125%, 6/1/2007 (c)	182,000	195,286
Nebraska 0.2%
Nebraska, Investment Finance Authority, Multi-Family Housing, Tara Hills Villa, 4.875%, 1/1/2008	460,000	475,396
Nevada 0.3%
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	200,000	209,262
Series C-1, 5.45%, 4/1/2010	95,000	95,949
Series E, AMT, 6.0%, 10/1/2009	80,000	80,943
Series B, AMT, 6.35%, 10/1/2007	45,000	45,139
Series A, AMT, 6.45%, 10/1/2007	70,000	70,201
Nevada, Housing Division, Single Family Program, Series B-1, 6.2%, 10/1/2015	155,000	158,336
Nevada, Multi Unit Housing, Saratoga Palms, AMT, 5.9%, 4/1/2006	125,000	129,908
		789,738
New Hampshire 0.2%
Manchester, NH, Housing & Redevelopment Revenue Authority:
4.75%, 1/1/2005	130,000	130,554
4.85%, 1/1/2007	130,000	135,769
4.9%, 1/1/2008	145,000	153,587
5.55%, 1/1/2018	185,000	193,928
		613,838
New Jersey 3.3%
Carlstadt, NJ, Sewer Authority, Sewer Revenue, 5.25%, 1/1/2007	56,000	57,681
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.0%, 6/15/2013 (c)	1,500,000	1,655,550
5.375%, 6/15/2014	685,000	741,115
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series I, 5.25%, 9/1/2024	2,000,000	2,137,760
New Jersey, Higher Education Revenue, Education Facilities Authority, Caldwell College, Series A, 7.25%, 7/1/2025	805,000	826,639
New Jersey, State Transport Trust Fund Authority, Transportation System, Series A, 5.25%, 12/15/2014 (c) (e)	2,790,000	3,146,841
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue, ETM, 6.875%, 12/1/2008	45,000	48,906
		8,614,492
New Mexico 0.7%
Albuquerque, NM, Class B-2, CMO, Zero Coupon, 5/15/2011	781,000	444,444
Bernalillo County, NM, Multi-Family Housing Sunchase Apartments, Series A, Mandatory Put @ 100, 4.6%, 11/1/2025 (b)	1,130,000	1,143,899
New Mexico, Mortgage Finance Authority, Single-Family Mortgage Program:
Series F-3, 5.5%, 7/1/2017	95,000	100,181
Series F-3, 5.6%, 7/1/2028	205,000	212,054
		1,900,578
New York 11.8%
East Rochester, NY, Housing Authority, St. Johns Meadow, Series A, 5.125%, 8/1/2018	600,000	627,816
New York, Dormitory Authority, Lease Revenue, Court Facilities:
Series A, 5.25%, 5/15/2010	3,540,000	3,929,294
Series A, 5.25%, 5/15/2011	1,240,000	1,380,566
Series A, 5.75%, 5/15/2014	3,715,000	4,251,223
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (c)	975,000	1,033,783
6.1%, 8/1/2041 (c)	1,000,000	1,115,120
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (c)	450,000	473,661
New York, Dormitory Revenue Authority, State University Education Facilities, 5.0%, 5/15/2010	300,000	322,527
New York, NY, General Obligation:
Series I, 5.0%, 8/1/2018	6,000,000	6,427,740
Series A, 5.5%, 8/1/2014	3,330,000	3,761,035
New York, NY, Industrial Development Agency, College of Aeronautics Project, 5.2%, 5/1/2009	205,000	218,926
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, Marine Midland Bank (d)	600,000	627,504
Onondaga County, NY, Industrial Development Agency, Civic Facilities Revenue, Lemoyne College Project, Series A, 5.0%, 3/1/2007	180,000	189,178
Syracuse, NY, Housing Authority, Lorretto Rest Homes, Series A, 5.0%, 8/1/2007	655,000	677,670
Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	4,920,000	5,411,459
Triborough Bridge & Tunnel Authority, NY, Convention Center Project, Series E, 7.25%, 1/1/2010	315,000	356,536
Yates County, NY, Industrial Development Agency, Soldiers & Sailors Memorial Hospital, 5.5%, 2/1/2019, Federal Home Loan Bank (d)	225,000	229,259
		31,033,297
North Carolina 0.2%
North Wilkesboro, NC, Housing Development Corp., Multi-Family Revenue, Wilkes Tower, Series A, 6.35%, 10/1/2022	200,000	205,382
Wake County, NC, Hospital Revenue, ETM, 6.25%, 1/1/2008	180,000	190,735
		396,117
North Dakota 0.5%
Fargo, ND, Hospital Revenue, Meritcare Hospital, 5.6%, 6/1/2013 (c)	1,250,000	1,369,637
Ohio 2.3%
Bridlewood, Village Apartments, OH, Certificates of Participation, Class A, 5.6%, 9/1/2021	1,489,533	1,514,870
Cuyahoga County, OH, Multi-Family Housing Water Street Association, AMT, 6.25%, 12/20/2036	975,000	1,046,584
Jefferson County, OH, General Obligation, 6.625%, 12/1/2005 (c)	90,000	92,431
Lucas-Palmer Housing Development Corp., OH, Palmer Gardens, Series A, 5.9%, 7/1/2007 (c)	120,000	124,148
Ohio, Capital Corp. for Housing Mortgage Revenue, Section 8, Series D, 5.55%, 8/1/2024	540,000	541,933
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	785,000	786,303
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	55,000	58,364
Sandusky County, OH, Health Care Facilities Revenue, Bethany Place Retirement Center Project, 5.15%, 7/1/2009	55,000	58,490
Stark County, OH, Health Care Facility, Rose Land Inc. Project:
5.3%, 7/20/2018	850,000	906,406
5.35%, 7/20/2023	940,000	990,534
		6,120,063
Oklahoma 0.9%
Grand River, OK, Dam Authority, ETM, 6.25%, 11/1/2008	425,000	444,507
McAlester, OK, Public Works Authority:
ETM, 8.25%, 12/1/2004 (c)	115,000	115,653
ETM, 8.25%, 12/1/2005 (c)	60,000	64,113
Oklahoma, Housing Finance Agency, Multi-Family Housing, Northpark & Meadowlane Project, 5.1%, 12/1/2007	230,000	245,116
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,626,570
		2,495,959
Oregon 0.3%
Cow Creek Bank, OR, Umpqua Tribe Indians, Oregon Revenue, Series B, 144A, 5.1%, 7/1/2012 (c)	815,000	833,280
Pennsylvania 10.3%
Allegheny County, PA, Hospital Development Authority, North Hills Passavant Hospital, ETM, 6.75%, 7/1/2005	45,000	46,389
Allegheny County, PA, Residential Finance Authority, Single Family Mortgage, Series CC-2, 5.2%, 5/1/2017	115,000	122,297
Beaver County, PA, Industrial Development Authority, Health Care Revenue Refunding, 4.85%, 5/20/2010	1,405,000	1,487,431
Berks County, PA, Redevelopment Authority, Multi-Family Revenue, Woodgate Associate Project, Series A, 5.15%, 1/1/2019	1,610,000	1,657,495
Chester County, PA, Health & Education Facility, Immaculata College:
5.0%, 10/15/2006	265,000	265,501
5.0%, 10/15/2007	310,000	310,518
5.1%, 10/15/2008	120,000	120,181
5.125%, 10/15/2009	230,000	230,294
5.3%, 10/15/2011	280,000	280,283
Delaware County, PA, Housing Authority, Dunwood Village Project, 6.125%, 4/1/2020	100,000	106,476
Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania, Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,123,510
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	826,896
Erie, PA, Higher Education Building Authority, Mercyhurst College Project:
5.75%, 3/15/2012	110,000	114,919
5.85%, 3/15/2017	325,000	335,946
Fayette County, PA, Hospital Authority, Uniontown Hospital, 5.45%, 6/15/2007 (c)	340,000	364,041
Lancaster, PA, Sewer Authority, ETM, 6.0%, 4/1/2012	80,000	88,942
Mount Lebanon, PA, Hospital Authority, ETM, 7.0%, 7/1/2006	75,000	78,150
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	100,000	113,099
Pennsylvania, General Obligation, Series 3, 5.0%, 9/1/2016	4,000,000	4,437,560
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (c)	800,000	866,520
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation:
Series A, 5.4%, 11/15/2007 (c)	350,000	376,429
Series C, 5.875%, 11/15/2018 (c)	1,450,000	1,553,472
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	435,000	450,429
Pennsylvania, Higher Educational Facility, University of the Arts:
4.75%, 3/15/2005 (c)	125,000	125,282
4.85%, 3/15/2006 (c)	200,000	200,436
5.1%, 3/15/2009 (c)	230,000	230,398
Pennsylvania, Higher Educational Facility, Ursinus College, 5.4%, 1/1/2006	190,000	197,838
Pennsylvania, Housing Finance Agency, Single Family Mortgage:
Series 64, AMT, Zero Coupon, 4/1/2030	1,305,000	1,080,749
Series 65A, AMT, 4.6%, 10/1/2008	145,000	153,124
Philadelphia, PA, Hospital & Higher Education Authority, Centralized Comprehensive Human Services, Series A, 6.125%, 1/1/2013	3,335,000	3,497,248
Philadelphia, PA, Hospital & Higher Education Authority, Health System, Series A, 5.375%, 1/1/2028	2,645,000	2,753,048
Philadelphia, PA, Industrial Development Authority, Elmira Jefferies Memorial Home, 4.75%, 2/1/2008	205,000	212,868
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians' Office, Series A, 9.375%, 7/1/2010	430,000	430,503
Philadelphia, PA, Redevelopment Authority, First Lien Mortgage, Series A, 6.5%, 1/1/2029	659,000	682,342
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	710,000	733,508
Scranton-Lackawanna Counties, PA, University of Scranton Project, 5.15%, 11/1/2011 (c)	250,000	269,633
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (c)	1,065,000	1,125,013
		27,048,768
South Carolina 3.4%
Columbia, SC, Waterworks & Sewer Systems, ETM, 7.75%, 1/1/2011	3,505,000	4,066,361
South Carolina, Housing Finance & Development Authority, Bryon Point Apartments Project, Mandatory Put @ 100, 5.7%, 6/1/2025, Wells Fargo Bank N.A. (b) (d)	2,290,000	2,319,518
South Carolina, Housing Finance & Development Authority, Hunting Ridge Apartments, Mandatory Put @ 100, AMT, 6.75%, 6/1/2025, Wells Fargo Bank N.A. (b) (d)	755,000	771,550
South Carolina, Housing Finance & Development Authority, Westbury Plantation, 6.05%, 7/1/2027	310,000	310,635
South Carolina, Jobs Economic Development Revenue Authority, Ebenezer Nursing, 6.9%, 1/20/2037	1,295,000	1,443,187
		8,911,251
Tennessee 2.9%
Greeneville, TN, Health & Education Facility Board, Southern Advent Hospital, ETM, 8.7%, 10/1/2009	225,000	263,846
Memphis, TN, Health, Education & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, Series A, 5.4%, 7/1/2010 (c)	465,000	502,200
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Home Inc. Project, Series A, Prerefunded @ 105, 9.0%, 10/1/2022	175,000	213,582
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Modal Health, 5.5%, 5/1/2023 (c)	570,000	605,300
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Open Arms Care Corp., 5.1%, 8/1/2016 (c)	1,000,000	1,043,870
Nashville & Davidson Counties, TN, Health & Education Facility Revenue Board, Multi-Family Housing, Mandatory Put @ 100, 5.2%, 2/1/2021 (b)	1,610,000	1,674,593
Nashville & Davidson Counties, TN, Multi-Family Housing, Beechwood Terrace, Series A, 6.625%, 3/20/2036	240,000	263,662
Nashville & Davidson Counties, TN, Multi-Family Housing, Welch Bend Apartments, Series A, Mandatory Put @ 100, 5.5%, 1/1/2027 (b)	1,600,000	1,679,648
Shelby County, TN, Health, Educational & Housing Facility Board, Methodist Health Systems, 5.2%, 8/1/2013 (c)	1,275,000	1,387,978
Shelby County, TN, Public Improvements, General Obligation, Series B, 5.25%, 11/1/2006	10,000	10,644
		7,645,323
Texas 7.3%
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, 5.8%, 1/1/2031 (c)	200,000	210,720
Bryon, TX, Higher Education Authority, Allen Academy Project, Series A:
6.5%, 12/1/2006	70,000	72,873
Prerefunded @ 102, 7.3%, 12/1/2016	1,315,000	1,468,566
Capital Area, TX, Housing Finance Corp., IDK Partners II Trust, Series A, 6.5%, 11/1/2019	155,637	156,430
Del Rio, TX, General Obligation:
5.55%, 4/1/2011 (c)	45,000	47,778
5.65%, 4/1/2013 (c)	95,000	100,259
5.75%, 4/1/2016 (c)	45,000	47,237
5.75%, 4/1/2017 (c)	185,000	193,895
6.5%, 4/1/2010 (c)	95,000	104,403
7.5%, 4/1/2008 (c)	95,000	109,388
7.5%, 4/1/2009 (c)	145,000	165,482
Denison, TX, Hospital Authority, Texoma Medical Center, ETM, 7.125%, 7/1/2008	70,000	76,933
Grand Prairie, TX, Municipal Utilities, Water & Sewer Revenue, 6.5%, 4/1/2012 (c)	1,000,000	1,082,740
Heart of Texas, Housing Finance Corp., Multi-Family Housing Revenue, GNMA College Mortgage Loan, Parkside, Series A, AMT, 7.4%, 9/20/2035	1,000,000	1,095,110
Houston, TX, Sewer Systems, ETM, 6.375%, 10/1/2008	230,000	249,934
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (c)	375,000	396,559
Lewisville, TX, Combination Contract Revenue, General Obligation, 5.625%, 9/1/2017 (c)	3,545,000	3,839,838
Northeast, TX, Hospital Authority, ETM, 8.0%, 7/1/2008	355,000	396,350
Northern Texas, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (c)	5,750,000	6,176,075
Odessa, TX, Housing Finance Corp., Single Family Mortgage, Series A, 8.45%, 11/1/2011	210,374	210,693
Panhandle, TX, Regional Housing Finance Corp., Single Family Mortgage, Series A, AMT, 7.5%, 5/1/2024	185,000	185,945
Robstown, TX, Electric Light & Power Revenue:
6.0%, 12/1/2004	100,000	100,344
6.0%, 12/1/2005	100,000	100,325
6.0%, 12/1/2006	100,000	100,317
Tarrant County, TX, Health Facility, South Central Nursing, Series A, 6.0%, 1/1/2037 (c)	150,000	163,532
Tarrant County, TX, Housing Finance Corp., Multi-Family Housing, Summit Project, Series A, Mandatory Put @ 100, 5.08%, 9/1/2027 (b)	1,510,000	1,554,620
Texarkana, TX, Housing Finance Corp., Summerhill, Series A, 5.55%, 1/20/2007	80,000	80,299
Texas, Department Housing & Community Affairs, Single Family Revenue, Series E, 6.0%, 9/1/2017 (c)	720,000	756,389
		19,243,034
Utah 2.5%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (c)	800,000	864,624
Provo City, UT, Housing Authority, Multi-Family Housing, Lookout Pointe Apartments, 6.0%, 7/20/2008	225,000	230,353
Salt Lake & Sandy, UT, Metropolitan Water District, Water Revenue:
5.0%, 7/1/2016 (c)	2,020,000	2,229,191
5.0%, 7/1/2017 (c)	2,455,000	2,690,410
Utah, Housing Finance Agency, Single Family Mortgage, Series F-1, Class I, 5.5%, 7/1/2016	95,000	95,108
Utah, Housing Finance Agency, Single Family Mortgage, AMT, 5.25%, 7/1/2012	80,000	81,928
Utah, Housing Finance Agency, Sub-Single Family Mortgage, 5.85%, 7/1/2007 (c)	30,000	30,023
Weber County, UT, Municipal Building Authority, 6.75%, 12/15/2004 (c)	360,000	362,282
		6,583,919
Vermont 0.4%
Vermont, Education & Health Building Finance Authority, Norwich University Project:
5.0%, 7/1/2006	275,000	285,538
5.0%, 7/1/2007	310,000	326,774
5.75%, 7/1/2013	525,000	561,524
		1,173,836
Virginia 1.2%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	815,000	876,834
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (c)	1,885,000	2,204,319
Suffolk, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018	155,000	162,124
		3,243,277
Washington 2.7%
Grays Harbor County, WA, Public Utility District Number 1, ETM, 5.375%, 1/1/2006	90,000	91,803
King County, WA, School District No. 411, Issaquah, Refunding, Series A, 5.25%, 12/1/2016 (c)	3,950,000	4,427,871
Quinault Indian Nation, WA, Entertainment Revenue, 5.8%, 12/1/2015 (c)	300,000	322,344
Seattle, WA, Light & Power Revenue, 7.4%, 11/20/2036	1,132,000	1,264,183
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, 5.85%, 7/1/2012 (c)	905,000	1,013,003
		7,119,204
West Virginia 0.5%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp. Project:
5.55%, 9/1/2008, Fleet Bank (d)	190,000	197,324
5.7%, 9/1/2009, Fleet Bank (d)	150,000	154,974
Harrison County, WV, CMO, Series B, Zero Coupon, 10/20/2010 (c)	1,469,760	930,961
Marshall County, WV, Capital Appreciation, Zero Coupon, 5/1/2014 (c)	321,000	155,152
		1,438,411
Wisconsin 2.8%
Oshkosh, WI, Hospital Facility, Mercy Medical Center, Prerefunded @ 100, 7.375%, 7/1/2009	80,000	85,606
Shell Lake, WI, Nursing Home Revenue, Terraceview Living, 5.3%, 9/20/2018	1,085,000	1,094,895
Whitewater, WI, Waterworks System Mortgage, Prerefunded @ 100, 7.5%, 7/1/2016	185,000	201,180
Wisconsin, Health & Educational Facilities, Revenue Authority, 6.0%, 5/15/2016 (c)	1,000,000	1,056,320
Wisconsin, Health & Educational Facilities, Sister Sorrowful Mothers, Series A, 5.3%, 8/15/2009 (c)	890,000	955,175
Wisconsin, Health & Educational Facilities, Viterbo College Inc. Project, Series A:
5.4%, 2/1/2005, U.S. Bank Trust N.A. (d)	95,000	95,758
5.75%, 2/1/2012, U.S. Bank Trust N.A. (d)	390,000	405,031
6.0%, 2/1/2017, U.S. Bank Trust N.A. (d)	405,000	418,871
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series C, 6.25%, 9/1/2017	1,315,000	1,325,323
Wisconsin, Housing & Economic Development Authority, Housing Revenue, 5.8%, 11/1/2013 (c)	1,580,000	1,612,232
		7,250,391
Total Municipal Investments (Cost $249,663,536)		259,355,664

Scudder Municipal Bond Fund	Shares	Value ($)

Mutual Funds 1.3%
Blackrock Provident Institutional Funds, 1.68% (Cost $3,564,575)	3,564,575	3,564,575
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $253,228,111) (a)	99.8	262,920,239
Other Assets and Liabilities, Net	0.2	472,549
Net Assets	100.0	263,392,788

(a) The cost for federal income tax purposes was $253,229,476. At October 31, 2004, net unrealized appreciation for all securities based on tax cost was $9,690,763. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,847,213 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $156,450.

(b) Mandatory Put/Tender Security. The mandatory put/tender date is shown as the maturity date on the Investment Portfolio.

(c) Bond is insured by one of these companies:

		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	10.0
ACA	American Capital Access	3.5
CONNIE LEE	College Construction Loan Insurance Association	0.5
FGIC	Financial Guaranty Insurance Company	2.4
FSA	Financial Security Assurance	3.8
MBIA	Municipal Bond Investors Assurance	10.6
RADIAN	RADIAN Asset Assurance Incorporated	3.6

(d) The security incorporates a letter of credit from a major bank.

(e) When-issued security

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Scudder Short-Term Municipal Bond Fund	Principal Amount ($)	Value ($)

Municipal Investments 92.2%
Alabama 0.5%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, The Club Apartments, Series I, AMT, ETM, 5.65%, 6/1/2008	1,875,000	2,051,175
Alabama, Senior Care Revenue, Special Care Finance Authority, ETM, 5.0%, 11/1/2005	335,000	339,546
Auburn, AL, General Obligation, 4.85%, 11/1/2011	775,796	779,054
Auburn, AL, Industrial Development Revenue Board, Auburn Hotel Ltd. Project:
Series A, AMT, ETM, 8.0%, 12/1/2004	200,000	201,022
Series A, AMT, 8.5%, 12/1/2013	500,000	548,080
Auburn, AL, Industrial Development Revenue Board, Auburn Hotel Ltd. Project, Prerefunded @ 103, Series A, AMT, 8.5%, 12/1/2011	60,000	65,770
Auburn, AL, Industrial Development Revenue, Industrial Development Board, Series A, AMT:
8.25%, 12/1/2009	95,000	103,886
8.75%, 12/1/2015	25,000	27,469
		4,116,002
Alaska 0.3%
Palmer, AK, Hospital & Health Care Revenue, Valley Hospital Association, 5.0%, 12/1/2008 (e)	2,250,000	2,370,982
American Samoa 0.1%
Territory of American Samoa, General Obligation, 6.0%, 9/1/2007 (e)	780,000	846,651
Arizona 3.2%
Arizona, Health Facilities, Authority Hospital System Revenue, Refunding, ETM, 6.25%, 9/1/2011 (e)	505,000	543,208
Arizona, Transportation Board Revenue, Grant Anticipation Notes, Series B, 5.0%, 7/1/2009 (e)	2,125,000	2,346,468
Casa Grande, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Quail Gardens Apartments, Series A, Optional Put @ 100, 1.8%*, 6/15/2031 (c)	235,000	235,000
Maricopa County, AZ, Industrial Development Authority, Samaritan Health Services, ETM, 7.15%, 12/1/2004 (e)	1,115,000	1,120,285
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	365,000	380,129
Phoenix, AZ, Multi-Family Housing Revenue, Industrial Development Authority, AMT, 5.625%, 7/1/2013 (e)	125,000	134,109
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (e)	2,745,000	2,937,177
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	655,000	646,701
Tucson, AZ, Multi-Family Housing Revenue, Industrial Development Authority, Series A, Optional Put @ 100, 1.77%*, 1/15/2032 (c)	18,185,000	18,185,000
		26,528,077
Arkansas 1.9%
Arkansas, Development Finance Authority, Single Family Mortgage Revenue, Series A, 8.0%, 8/15/2011	145,000	145,442
Arkansas, University Revenues, UAMS Campus, Series A, 4.0%, 11/1/2009 (e)	1,000,000	1,059,610
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (e)	750,000	719,790
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	135,000	86,203
Malvern, AR, Sales & Special Tax Revenue:
2.375%, 9/1/2014 (e)	130,000	130,237
3.375%, 9/1/2013 (e)	150,000	150,669
3.625%, 9/1/2012 (e)	250,000	252,870
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (e)	13,040,000	13,084,466
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	40,835	43,901
		15,673,188
California 9.6%
Abag, CA, Finance Authority for Nonprofit Corp., Amber Court Associates, Optional Put @ 100, 1.75%*, 12/15/2032 (c)	5,500,000	5,500,000
Abag, CA, Finance Authority for Nonprofit Corporations, American Baptist Homes, Series A, 5.5%, 10/1/2007	135,000	140,471
Allan Hancock, CA, Community College, Certificates of Participation, Series A, 7.625%, 10/1/2005	210,000	224,177
California, Affordable Housing, Multi-Family Revenue, Westridge Hilltop, Series A, Optional Put @ 100, 1.75%*, 9/15/2033 (c)	1,450,000	1,450,000
California, Higher Education Revenue, Public Works Board High Technology, Series A, 7.75%, 8/1/2006	40,000	42,404
California, Single Family Housing Revenue, Housing Finance Agency, Series R, AMT, 4.4%, 8/1/2024 (e)	300,000	301,620
California, Single Family Housing Revenue, Mortgage Finance Authority:
Series C, 6.75%, 3/1/2024 (f)	5,719	5,752
AMT, 6.75%, 3/1/2029	350,000	352,124
Series B, AMT, 7.75%, 9/1/2026	17,000	17,108
California, State General Obligation:
4.0%, 12/1/2004	2,000,000	2,003,720
4.25%, 11/1/2006	250,000	260,413
4.55%, 12/1/2006	200,000	209,072
5.0%, 3/1/2005	4,495,000	4,541,883
5.0%, 12/1/2005	3,840,000	3,964,454
5.0%, 6/1/2006	1,500,000	1,568,445
5.0%, 2/1/2008	600,000	647,922
5.25%, 10/1/2005	2,400,000	2,471,880
5.25%, 3/1/2007	575,000	614,870
5.5%, 9/1/2005	1,000,000	1,029,440
5.5%, 10/1/2005	300,000	309,669
6.0%, 10/1/2006	100,000	107,278
6.2%, 9/1/2005	775,000	802,249
6.25%, 6/1/2006	415,000	441,934
6.3%, 9/1/2006	100,000	107,507
6.3%, 10/1/2006	620,000	668,465
6.5%, 9/1/2006	200,000	215,702
6.5%, 2/1/2007	500,000	547,050
6.75%, 6/1/2006	2,000,000	2,145,020
6.75%, 4/1/2007	500,000	553,055
7.0%, 6/1/2005	1,400,000	1,441,258
7.0%, 4/1/2006	335,000	357,998
7.0%, 10/1/2006	1,325,000	1,445,469
7.0%, 2/1/2009	500,000	584,935
7.1%, 6/1/2005	1,000,000	1,030,060
7.2%, 4/1/2005	500,000	511,025
California, State REV Lease, Public Works Board, Department of Corrections:
Series D, 4.0%, 12/1/2006	1,975,000	2,049,141
Series A, 5.25%, 1/1/2007 (e)	3,000,000	3,170,400
California, State REV Lease, Statewide Communities Development Corp., 5.0%, 10/1/2005	180,000	182,216
California, Water Resource Development, Series Q, 5.1%, 3/1/2008	170,000	170,423
California Statewide, Communities Development Authority, Multi-Family Housing Revenue:
4.5%, 1/1/2006 (e) (f)	135,000	135,510
AMT, 4.7%, 10/15/2012	1,185,000	1,267,571
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	540,000	558,198
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Kaiser Permanente, Series G, Mandatory Put @ 100, 2.3%, 4/1/2034 (b)	4,000,000	3,997,400
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, The Provident Bank (d)	640,000	636,845
Delta County, CA, California Home Mortgage Finance, Pacific Mortgage Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (e)	80,000	80,454
Foster City, CA, Public Housing Revenue, Community Development Agency Tax Allocation, AMT, 6.75%, 9/1/2020	1,305,000	1,376,775
Hayward, CA, Multi-Family Housing Revenue, Bay Apartment Communities, Series A, Optional Put @ 100, 1.76%*, 6/15/2025 (c)	2,600,000	2,600,000
Los Angeles, CA, Public Facilities Corp., ETM, 5.4%, 8/1/2007	80,000	84,089
Los Angeles, CA, Harbor Department Revenue, AMT, Series B, 5.25%, 11/1/2011	7,095,000	7,507,078
Orange County, CA, Apartment Development Revenue, Laguna Summit Apartments, Series X, Optional Put @ 100, 1.77%*, 11/1/2009 (c)	2,400,000	2,400,000
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	280,000	279,989
Rohnert Park, CA, Multi-Family Housing Revenue, Optional Put @ 100, 1.75%*, 6/15/2025 (c)	2,600,000	2,600,000
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	1,175,000	1,237,604
San Diego, CA, Sales & Special Tax Revenue, Regional Transmission Community Sales, Series A, ETM, 6.0%, 4/1/2008	1,280,000	1,394,266
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (e)	2,475,000	2,750,740
Simi Valley, CA, Multi-Family Housing Revenue, Meadowood Village Apartments, Mandatory Put @ 100, 5.4%, 2/1/2026 (b)	700,000	733,068
Southern CA, Electric Revenue, Public Power Authority, 7.0%, 7/1/2009	300,000	306,105
Southern CA, Metropolitan Water District, Water Works Revenue, Series C, Prerefunded @ 100, 5.0%, 7/1/2027	6,330,000	6,739,171
Taft, CA, Core City General Obligation Lease, Public Funding Authority, Series A, 5.95%, 1/1/2011	1,750,000	1,884,680
		80,756,152
Colorado 3.9%
Adams County, CO, Multi-Family Housing Revenue, Series A, 1.76%*, 1/15/2014	6,250,000	6,250,000
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project:
AMT, 5.6%, 12/1/2012, Colorado National (d)	245,000	254,219
AMT, 5.8%, 12/1/2017, Colorado National (d)	355,000	365,217
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,621
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	30,000	30,379
Central Platte Valley, CO, Core City, General Obligation, Metropolitan District, Series A, Mandatory Put 100, 5.0%, 12/1/2031, US Bank NA (b) (d)	1,750,000	1,873,112
Colorado, Health Facilities Authority Revenue, Vail Valley Medical Center, 6.6%, 1/15/2020	400,000	405,580
Colorado, Housing & Finance Authority, Multi-Family Housing Program:
Optional Put @ 100, 1.78%*, 2/15/2028 (c)	1,515,000	1,515,000
Series C, AMT, 3.95%, 10/1/2008	800,000	823,960
Colorado, Housing & Finance Authority, Single Family Housing Revenue, Series B, 4.875%, 4/1/2007	50,000	50,462
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	175,000	175,357
Colorado, Single Family Housing Revenue, Housing & Finance Authority, Series A-2, AMT, 7.25%, 5/1/2027	365,000	372,603
Colorado, Single Family Housing Revenue, Housing & Finance Authority, AMT:
5.0%, 5/1/2032 (e)	3,000,000	3,166,650
5.2%, 12/1/2005	725,000	744,459
Colorado, Sports, Expo & Entertainment Revenue:
Series A, 5.625%, 12/15/2016 (e)	500,000	545,005
Series B, 5.625%, 12/15/2016 (e)	1,250,000	1,362,512
Colorado, Superior Metropolitan District No. 1, Water and Sewer Revenue, Series B, Mandatory Put @ 100, 5.45%, 12/1/2020, Allied Irish Bank PLC (b) (d)	250,000	250,660
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Series C, 4.9%, 9/1/2010 (e)	4,500,000	4,828,905
Denver, CO, City and County, Medical Facilities Revenue, 5.0%, 8/1/2007	3,525,000	3,797,271
Denver, CO, City and County, Single Family Mortgage Revenue, AMT, Zero Coupon, 8/1/2029	12,215,000	2,859,043
Dove Valley, CO, County General Obligation, Metropolitan District, Mandatory Put @ 100, 2.875%, 5/1/2020, BNP Paribas Group (b) (d)	205,000	205,000
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	600,000	624,300
Pueblo County, CO, Certificates of Participation, 6.25%, 12/1/2010	1,460,000	1,586,188
		32,451,503
Connecticut 3.8%
Connecticut, Sales & Special Tax Revenue:
Series B, 5.0%, 12/1/2007 (e)	9,990,000	10,839,750
Series B, 5.5%, 10/1/2013 (e)	5,160,000	5,557,165
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe, Series A, Prerefunded @ 101, 144A, 6.4%, 9/1/2011	9,085,000	10,113,149
Stamford, CT, Multi-Family Housing Revenue, Housing Authority, AMT, Mandatory Put @ 100, 4.75%, 12/1/2028 (b)	5,125,000	5,273,369
		31,783,433
Delaware 0.4%
Delaware, Economic Development Authority Revenue, Delmarva Power & Light Co., Mandatory Put @ 100, AMT, 5.65%, 7/1/2028 (b)	825,000	878,006
Delaware, Health Facilities Authority, Series B, Prerefunded @ 101, Mandatory Put @ 100, 6.5%, 10/1/2013 (b) (e)	1,875,000	2,030,700
Delaware, Single Family Housing Revenue, Housing Authority, Series A, AMT, 5.3%, 1/1/2026 (e)	145,000	145,679
		3,054,385
District of Columbia 1.3%
District of Columbia, Higher Education Revenue, 5.75%, 10/1/2016 (e)	5,985,000	6,449,137
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009	255,000	268,140
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	1,070,000	1,157,098
District of Columbia, Sales & Special Tax Revenue, Convention Center Authority, 5.25%, 10/1/2014 (e)	2,500,000	2,750,825
		10,625,200
Florida 4.7%
Brevard County, FL, Health Facility Revenue Authority, Courtenay Springs Village, ETM, 7.375%, 11/15/2004	190,000	190,437
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	289,000	293,032
Brevard County, FL, Multi-Family Housing Revenue, Series A, Mandatory Put @ 100, 6.9%, 2/1/2027 (b)	2,540,000	2,685,034
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded @ 100, 6.875%, 9/1/2008	135,000	144,538
Dade County, FL, Housing Finance Authority, Single Family Mortgage Revenue, Series B-1, AMT, 6.1%, 4/1/2027	79,404	82,550
Dade County, FL, Port Authority Revenue, Series C, Prerefunded @ 100, 5.5%, 10/1/2007	180,000	186,260
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	140,000	156,855
Florida, Board of Education, Lottery Revenue, Series A, 5.0%, 7/1/2007 (e)	7,235,000	7,788,043
Florida, Board of Public Education, ETM, 6.2%, 5/1/2006	500,000	509,570
Florida, Department of Environmental Protection Preservation Revenue, Series A, 5.75%, 7/1/2012 (e)	7,050,000	8,095,656
Florida, Housing Finance Agency, Multi-Family Housing Revenue, 5.5%, 11/1/2005, First Nationwide Bank (d)	155,000	155,406
Florida, Multi-Family Housing Revenue, Housing Finance Corp., Series I-A, Optional Put @ 100, 1.77%*, 7/1/2031 (c)	2,000,000	2,000,000
Jacksonville, FL, Electric Revenue, Electric Authority, Series 3-B, 4.2%, 10/1/2009	6,000,000	6,006,660
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Sun Lake Apartments Project, Series B, Mandatory Put @ 100, 5.375%, 11/1/2025 (b)	305,000	307,397
Pinellas County, FL, Single Family Housing Revenue, Housing Authority, 4.6%, 12/1/2010 (e)	7,580,000	8,137,509
Tampa, FL, ETM, 5.75%, 12/1/2007 (e)	2,750,000	2,902,020
Tampa, FL, Water & Sewer, ETM, Zero Coupon, 10/1/2005	70,000	69,166
		39,710,133
Georgia 5.7%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Revenue, Mandatory Put @ 100, 4.0%, 10/1/2025, First Union National Bank (b) (d)	15,160,000	15,349,955
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Revenue, Shamrock Gardens Apartments Project, AMT, 5.1%, 10/1/2014	365,000	387,042
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	240,000	263,933
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, AMT, 4.9%, 3/1/2008	280,000	295,658
Chatham County, GA, Hospital & Healthcare Revenue, 5.25%, 1/1/2016 (e)	250,000	268,427
Clayton County, GA, Multi-Family Housing Revenue, 1.77%*, 7/1/2032	5,900,000	5,900,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, Mandatory Put @ 100, 4.75%, 3/1/2032 (b)	2,900,000	3,014,550
De Kalb County, GA, Industrial Development Authority, Mandatory Put @ 100, 4.55%, 12/1/2028 (b)	250,000	262,247
Decatur, GA, Industrial Development Revenue, Downtown Development Authority, 5.15%, 11/1/2008	2,175,000	2,200,643
Douglas County, GA, Housing Authority, Multi-Family Housing Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009	270,000	282,180
Fulton County, GA, Housing Authority, Single Family Mortgage, Series A, AMT, 6.2%, 3/1/2013	10,000	10,256
Fulton County, GA, Multi-Family Housing Revenue, Multifamily Housing, Series B, Optional Put @ 100, 1.78%*, 10/1/2025 (c)	140,000	140,000
Roswell, GA, Multi-Family Housing Revenue, Multi-Family Housing Authority, Optional Put @ 100, 1.77%*, 11/15/2032 (c)	19,080,000	19,080,000
		47,454,891
Idaho 0.8%
Bingham County, ID, Industrial Development Revenue, Industrial Development Corporation Idaho Supreme Potatoes, Inc., AMT:
5.05%, 11/1/2004, First Security Bank (d)	260,000	260,039
5.15%, 11/1/2005, First Security Bank (d)	265,000	265,615
5.2%, 11/1/2006, First Security Bank (d)	290,000	290,629
5.3%, 11/1/2007, First Security Bank (d)	305,000	305,592
5.4%, 11/1/2008, First Security Bank (d)	325,000	325,585
5.5%, 11/1/2009, First Security Bank (d)	355,000	355,586
5.6%, 11/1/2010, First Security Bank (d)	80,000	80,118
5.7%, 11/1/2011, First Security Bank (d)	85,000	85,119
5.8%, 11/1/2012, First Security Bank (d)	90,000	90,121
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series B-2, 5.6%, 7/1/2021	95,000	101,088
Series G-2, 5.75%, 1/1/2014	70,000	73,489
Series G-2, 5.8%, 7/1/2020	215,000	228,741
Series F, 5.85%, 7/1/2020	165,000	167,896
Series E, 5.95%, 7/1/2020	210,000	211,172
Idaho, Housing Agency, Single Family Mortgage, Class I, AMT:
5.35%, 7/1/2021	135,000	142,217
5.45%, 7/1/2021	105,000	106,639
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023	300,000	307,452
5.15%, 7/1/2023	990,000	1,027,333
5.4%, 7/1/2021	130,000	130,639
5.4%, 7/1/2021	225,000	237,634
5.95%, 7/1/2019	1,060,000	1,141,716
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT, Sub Series H-2:
5.1%, 7/1/2020	290,000	291,212
5.85%, 1/1/2014	320,000	321,623
Idaho Falls, ID, Electric Revenue, ETM, 10.25%, 4/1/2006	135,000	144,935
		6,692,190
Illinois 5.1%
Chicago, IL, Core City General Obligation, Tax Increment, Series A, 6.25%, 11/15/2013 (e)	500,000	566,330
Chicago, IL, Multi-Family Housing Revenue, AMT, 4.95%, 6/1/2005	140,000	141,835
Chicago, IL, Single Family Mortgage Revenue, AMT:
3.5%, 4/1/2026	885,000	907,630
6.3%, 9/1/2029	635,000	636,168
6.35%, 4/1/2027	25,000	25,387
Chicago, IL, Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration, Section 5307, Series B, 5.0%, 6/1/2009 (e)	1,970,000	2,166,153
Chicago, IL, Transportation/Tolls Revenue, Skyway Toll Bridge, 5.375%, 1/1/2016 (e)	3,320,000	3,588,189
Elgin, IL, Core City General Obligation, 6.0%, 1/1/2013	1,000,000	1,137,300
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,570,000	1,734,442
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028	6,053,000	6,271,513
7.75%, 3/1/2028	5,528,000	5,897,381
7.75%, 3/1/2029	4,832,000	5,204,837
Illinois, Development Finance Authority, Gas Supply Revenue, Peoples Gas Ltd., Series B, Mandatory Put @ 100, 3.05%, 2/1/2033 (b) (e)	600,000	612,000
Illinois, Development Finance Authority, Midwestern University, Series B, 4.625%, 5/15/2006	540,000	557,852
Illinois, Health Facilities Authority Revenue:
5.25%, 11/15/2013 (e)	1,000,000	1,098,480
Series A, 7.6%, 8/15/2010 (e)	195,000	197,980
Illinois, Health Facilities Authority Revenue, Midwest Physician Group Ltd. Project, ETM, 7.5%, 11/15/2004	25,000	25,059
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	2,015,000	2,092,537
Illinois, Health Facilities Revenue Authority, Ravenswood Hospital Medical Center Project, ETM, 7.25%, 8/1/2006	60,000	63,511
Illinois, Industrial Development Finance Authority, Rayner & Rinn-Scott Project, AMT, 6.35%, 6/1/2015, Harris Trust & Savings Bank (d)	195,000	210,107
Illinois, Tolls Highway Authority, Prerefunded @ 100, 6.75%, 1/1/2010	177,000	186,691
Illinois, Unemployment Insurance Funding Building Receipts Revenue, Series A, 5.0%, 12/15/2007 (e)	5,000,000	5,358,550
McCook, IL, Hospital & Healthcare Revenue, Mandatory Put @ 100, 5.1%, 12/1/2014, LaSalle National Bank (b) (d)	780,000	781,786
Normal, IL, Multi-Family Housing Revenue, Multi-Family, AMT, 3.75%, 12/1/2013	1,735,000	1,743,328
Northern IL, University, ETM, 7.125%, 4/1/2005	70,000	71,588
Urbana, IL, Residential Mortgage Revenue, ETM, 7.3%, 9/1/2006	1,255,000	1,291,772
		42,568,406
Indiana 2.1%
Fort Wayne, IN, Hospital Revenue Authority, Parkview Memorial Hospital, ETM, 6.5%, 1/1/2005	170,000	171,389
Gary, IN, Special Tax:
3.25%, 2/1/2009 (e)	1,000,000	1,012,810
4.0%, 2/1/2008 (e)	740,000	771,243
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,941,837
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014	1,000,000	1,001,000
Indiana, Transportation Finance Authority, Airport Facilities Lease Revenue, Series A, 6.5%, 11/1/2007	505,000	506,591
Indianapolis, IN, Industrial Economic Development Authority, 5.4%, 12/1/2004	75,000	75,162
Indianapolis, IN, Industrial Economic Development Authority, Knob in the Woods Project, Mandatory Put @ 100, AMT, 6.375%, 12/1/2024 (b)	2,685,000	2,692,518
Indianapolis, IN, Local Public Improvement, ETM, 7.9%, 2/1/2007	305,000	319,286
Jasper, IN, Hospital & Healthcare Revenue, Hospital Authority Facility, 3.4%, 11/1/2007 (e)	1,120,000	1,148,717
Lawrence, IN, Multi-Family Housing Revenue, Pinnacle Apartments Project, Mandatory Put @ 100, AMT, 5.15%, 6/1/2024 (b)	2,965,000	3,095,905
Northwest Allen, IN, Building Corp., First Mortgage, 5.5%, 6/1/2015 (e)	1,730,000	1,800,324
Porter County, IN, Hospital & Healthcare Revenue, Porter Memorial Hospital, 5.4%, 6/1/2007 (e)	1,060,000	1,073,483
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (e)	335,000	378,168
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%, 4/1/2009	200,000	218,348
		17,206,781
Kansas 1.5%
Kansas, Development Finance Authority, Multi-Family Housing, Four Seasons Apartment Project:
AMT, 5.3%, 10/1/2007, Mercantile Bank (d)	110,000	112,595
Mandatory Put @ 100, AMT, 5.6%, 10/1/2019, Mercantile Bank (b) (d)	780,000	795,592
Kansas City, KS, Multi-Family, Rainbow Heights Apartments, Mandatory Put @ 100, 4.95%, 12/1/2007 (b)	1,045,000	1,067,907
Lenexa, KS, Multi-Family Housing Revenue, Series A, 1.77%*, 2/1/2023 (c)	8,055,000	8,055,000
Prairie Village, KS, Multi-Family Housing Revenue, Series PJ, Optional Put @ 100, 1.77%*, 11/1/2030 (c)	300,000	300,000
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	1,270,000	1,319,403
Wellington, KS, Water & Sewer Revenue, Electric Waterworks and Sewer, Utility System, 7.05%, 5/1/2006 (e)	535,000	562,483
Wichita, KS, Hospital Revenue, ETM, 7.0%, 3/1/2006	215,000	222,385
		12,435,365
Kentucky 0.1%
Kentucky, Multi-Family Housing Revenue, Section Eight Assisted Programs, 5.4%, 1/1/2009 (e)	15,000	15,027
Kentucky, Rural Economic Development Authority, Whiting Manufacturing Project Co., Optional Put @ 100, AMT, 5.5%*, 12/1/2014, Firstar Bank NA (c) (d)	755,000	756,676
Kentucky, Turnpike Authority, Prerefunded @ 100, 5.5%, 7/1/2007	80,000	83,414
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009	60,000	63,327
		918,444
Louisiana 0.6%
Jefferson, LA, Hospital & Healthcare Revenue, Hospital Service, Subject to Crossover, Refunding @ 100, 5.25%, 12/1/2015 (e)	1,000,000	1,032,850
Louisiana, Health Education Authority, Alton Ochsner Medical Foundation, Issue-A, ETM, 8.75%, 5/1/2005	120,000	124,172
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	225,000	254,925
Louisiana, State Revenue Lease, Transportation Authority, Prerefunded @ 100, 144A, 6.125%, 5/1/2010 (e)	2,736,428	2,799,284
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (e)	670,000	718,535
		4,929,766
Maine 0.9%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (e)	955,000	968,733
Maine, Hospital & Healthcare Revenue, ETM, 6.625%, 9/1/2005	5,000	5,017
Maine, Municipal Board Bank:
Series E, 5.7%, 11/1/2016 (e)	3,135,000	3,426,148
Series B, 5.85%, 11/1/2013 (e)	3,125,000	3,424,406
		7,824,304
Maryland 0.2%
Prince Georges County, MD, Public Housing Revenue, Medical Housing Authority, Series A, AMT:
3.5%, 12/1/2034	390,000	405,553
3.9%, 8/20/2012	515,000	523,796
Prince Georges County, MD, Single Family Housing Revenue, AMT, 7.4%, 8/1/2032	725,000	728,582
		1,657,931
Massachusetts 0.5%
Dartmouth, MA, Housing Development Corp., CrossRoads Apartments, Series A, 4.85%, 7/1/2009 (e)	315,000	315,734
Massachusetts, Airport Revenue, Port Authority, Series B, AMT, 5.25%, 7/1/2014 (e)	1,385,000	1,483,653
Massachusetts, Development Finance Agency, Curry College, Series A, 4.6%, 3/1/2009 (e)	100,000	105,282
Massachusetts, Development Finance Agency, Northern Berkshire Community College, Series A:
5.75%, 8/15/2008 (e)	400,000	438,192
5.75%, 8/15/2009 (e)	400,000	442,640
5.75%, 8/1/2010 (e)	450,000	497,025
Massachusetts, Higher Education Revenue, Curry College, Series A, 3.875%, 3/1/2015 (e)	705,000	702,829
Massachusetts, Industrial Finance Agency, AMES Safety Envelope Co., AMT, 5.91%, 9/1/2005, Citizens Bank (d)	40,000	40,936
Massachusetts, Single Family Housing Revenue, AMT, 6.25%, 12/1/2028	105,000	107,752
		4,134,043
Michigan 1.1%
Detroit, MI, State General Obligation, Series B, 6.375%, 4/1/2007	1,000,000	1,025,710
Detroit, MI, Water Supply, ETM, 8.875%, 1/1/2005	455,000	460,510
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (e)	185,000	193,266
Michigan, Higher Education Revenue, Higher Education Student Loan Authority, Series XVII-I, AMT, 2.95%, 3/1/2008 (e)	1,000,000	1,006,290
Michigan, Hospital & Healthcare Revenue, Hospital Financial Authority, Series B, Mandatory Put @ 100, 5.05%, 11/15/2033 (b)	500,000	500,675
Michigan, Hospital Finance Authority Revenue, St. Joseph Mercy Hospital Project, ETM, 7.0%, 7/1/2005	100,000	103,480
Michigan, Housing Development Authority, Multi-Family Revenue, 5.2%, 8/20/2005 (f)	15,000	15,145
Michigan, Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, Optional Put @ 100, 1.77%*, 8/15/2032 (c)	4,155,000	4,155,000
Michigan, Strategic Fund Limited, Obligation Revenue, Ford Motor Co., 7.1%, 2/1/2006	125,000	131,800
Michigan, Strategic Fund Limited, Obligation Revenue, Friendship Associates, Series A, 3.8%, 6/20/2005 (f)	205,000	205,400
Michigan, Strategic Fund Limited, Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (d)	1,600,000	1,599,904
		9,397,180
Minnesota 1.2%
Cambridge, MN, Mortgage Revenue, Health Care Center, Series A, 5.4%, 11/20/2005	60,000	60,975
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	880,000	880,607
Minnesota, Higher Education Facilities Authority Revenue, Carleton College, 5.625%, 3/1/2007	145,000	146,773
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	2,115,000	2,201,483
Minnesota, State General Obligation, 5.0%, 11/1/2007	5,000,000	5,419,900
Monticello, MN, School District #882, 5.4%, 2/1/2015 (e)	1,500,000	1,561,335
		10,271,073
Mississippi 1.2%
Corinth & Alcorn County, MS, Hospital Revenue, Magnolia Regional Health Center, Series A, 5.0%, 10/1/2008	1,450,000	1,515,221
Mississippi, Business Finance Corp., Landau Uniforms Project, AMT, 5.9%, 9/1/2005, National Bank of Commerce (d)	265,000	265,678
Mississippi, Business Finance Corp., Wesley Manor Retirement Community, 6.4%, 11/20/2007 (f)	15,000	15,767
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	1,060,000	1,079,070
Mississippi, State General Obligation, 5.25%, 9/1/2007	6,430,000	6,979,251
		9,854,987
Missouri 3.8%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (e)	440,000	450,512
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	1,345,000	1,349,829
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	1,285,000	1,458,693
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, 5.75%, 2/1/2012	100,000	114,024
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue, Optional Put @ 100, 1.77%*, 11/1/2030 (c)	15,900,000	15,900,000
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue, Coach House North Apartments, Optional Put @ 100, 1.77%*, 11/1/2030 (c)	4,250,000	4,250,000
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (d)	685,000	726,977
Missouri, Environmental Improvement & Energy Resources Authority, Water Pollution Control, State Revolving Funds Program, Series B, 5.0%, 1/1/2007	3,450,000	3,670,731
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Series B, 4.6%, 3/1/2007 (e) (f)	105,000	105,607
Missouri, Housing Development Community, Single Family Mortgage, Series C, 6.55%, 9/1/2028	235,000	238,593
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031	325,000	326,511
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,504
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage Revenue:
Series C, AMT, 7.25%, 9/1/2026	410,000	411,693
Series A-2, AMT, 7.3%, 3/1/2028	760,000	763,184
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, U.S. Bank NA (d)	1,480,000	1,535,500
St. Louis County, MO, Multi-Family Housing Revenue, Industrial Development Authority, Mandatory Put @ 100, 5.2%, 11/15/2029 (b)	400,000	400,380
St. Louis County, MO, Single Family Mortgage, 9.25%, 10/1/2016 (e)	20,000	20,220
		31,737,958
Montana 0.2%
Great Falls, MT, Multi-Family Housing Revenue, Mandatory Put @ 100, AMT, 4.9%, 1/1/2038, U.S. Bank NA (b) (d)	1,975,000	2,040,688
Nebraska 0.8%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009, U.S. Bank NA (d)	1,000,000	1,052,370
5.25%, 3/15/2014, U.S. Bank NA (d)	1,610,000	1,661,600
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project, AMT:
4.3%, 12/1/2004, U.S. Bank NA (d)	150,000	150,258
4.4%, 12/1/2005, U.S. Bank NA (d)	170,000	173,303
4.5%, 12/1/2006, U.S. Bank NA (d)	175,000	179,902
4.6%, 12/1/2007, U.S. Bank NA (d)	185,000	189,806
4.7%, 12/1/2008, U.S. Bank NA (d)	190,000	194,492
5.0%, 12/1/2010, U.S. Bank NA (d)	45,000	45,932
5.0%, 12/1/2011, U.S. Bank NA (d)	180,000	183,029
5.1%, 12/1/2012, U.S. Bank NA (d)	135,000	137,082
5.2%, 12/1/2013, U.S. Bank NA (d)	195,000	197,878
Nebhelp, Inc., NE, Student Loan Program, AMT, 5.875%, 6/1/2014 (e)	1,465,000	1,468,062
Nebraska, Investment Finance Authority, Multi-Family Housing, Old Cheney Apartments, Series A, Mandatory Put @ 100, 5.5%, 12/1/2025 (b)	1,410,000	1,427,893
		7,061,607
Nevada 1.2%
Clark County, NV, Industrial Development Revenue, Nevada Power Company, 7.2%, 10/1/2022 (e)	6,630,000	6,900,504
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030	605,000	610,741
Series B-1, 5.25%, 10/1/2017	935,000	959,282
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	150,000	156,582
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	700,000	713,895
Washoe, NV, Housing Finance Corp., Multi-Family Revenue, Golden Apartments II, 6.875%, 7/1/2021 (e)	40,000	40,063
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (e)	1,055,000	1,088,412
		10,469,479
New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018, Landesbank Hessen-Thuringen (d)	60,000	60,073
New Jersey 1.8%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT:
4.6%, 11/1/2004	105,000	105,016
4.7%, 11/1/2005	105,000	107,845
4.75%, 11/1/2006	110,000	115,602
4.8%, 11/1/2007	115,000	123,112
5.0%, 11/1/2008	125,000	134,731
5.0%, 11/1/2010	215,000	228,438
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8, 5.625%, 3/1/2011	350,000	357,021
Livingston, NJ, School District Revenue, Board of Education, 3.8%, 8/1/2014	1,238,920	1,245,796
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.0%, 6/15/2008	2,150,000	2,312,024
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series F, 5.0%, 6/15/2009	2,000,000	2,199,160
Series I, 5.0%, 9/1/2009	1,500,000	1,647,315
New Jersey, Economic Development Authority Revenue, Transportation Project sublease, Series A, Prerefunded @ 100, 5.875%, 5/1/2015 (e)	5,000,000	5,697,700
New Jersey, State General Obligation, Educational Facilities Authority Revenue, Series B, 5.0%, 7/1/2008 (e)	865,000	911,165
New Jersey, State General Obligation, Woodbridge Turnpike Fire District, 3.125%, 7/1/2005	145,000	145,999
		15,330,924
New Mexico 0.7%
Albuquerque, NM, Class B-2, Collateralized Mortgage Obligation, Zero Coupon, 5/15/2011 (e)	349,000	198,606
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, AMT, 6.5%, 1/1/2018	541,700	547,843
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%, 3/1/2010	1,405,000	1,415,200
New Mexico, Student Loans Revenue, Educational Assistance, Series IV-A1, AMT, 6.7%, 3/1/2006	3,730,000	3,737,982
		5,899,631
New York 6.8%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008	240,000	251,124
New York, Port Authority Revenue, Port Authority Special Obligation Revenue, Series 6, AMT, 6.0%, 12/1/2006 (e)	740,000	793,125
New York, Series C, 5.375%, 10/1/2011 (e)	1,000,000	1,040,910
New York, State Dormitory Authority Revenue, Mental Health Services, Series B, Prerefunded @ 102, 5.125%, 8/15/2021 (e)	2,120,000	2,252,012
New York, Thruway Authority General Revenue, Series A, 2.25%, 10/6/2005	10,000,000	10,030,300
New York, Tobacco Settlement Financing Corp.:
Series A-1, 5.0%, 6/1/2010	1,135,000	1,154,851
Series C-1, 5.25%, 6/1/2013	14,595,000	15,670,652
New York, Urban Development Corp. Revenue, Correctional Capital Facilities, Series 6, Prerefunded @ 102, 5.625%, 1/1/2017	8,950,000	9,528,528
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	654,667
New York, NY, Hospital & Healthcare Revenue, Dormitory Authority, 5.25%, 7/1/2012 (e)	3,000,000	3,307,230
New York, NY, Series C, ETM, 7.25%, 2/1/2006 (e)	1,000,000	1,063,500
New York, NY, Series I, Prerefunded @ 101, 5.875%, 3/15/2012	1,945,000	2,082,220
Port Authority New York & New Jersey, Series 98, AMT, 6.0%, 8/1/2010 (e)	8,850,000	9,020,539
		56,849,658
North Carolina 1.2%
North Carolina, General Obligation, Public Improvement, Series A, 5.0%, 3/1/2006	1,000,000	1,041,740
North Carolina, State General Obligation, Public Improvements, Series A, 5.0%, 9/1/2007	4,000,000	4,324,960
Wake County, NC, General Obligation, Series B, 4.5%, 2/1/2006	4,820,000	4,979,397
		10,346,097
North Dakota 0.0%
Minot, ND, Health Care Facilities, ETM, 6.5%, 9/1/2007	100,000	107,078
Ohio 2.9%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, 4.75%, 9/20/2011	280,000	298,662
Cuyahoga County, OH, Industrial Development Revenue, Chippewa, 6.6%, 8/1/2015	250,000	255,520
Cuyahoga County, OH, Multi-Family Housing Revenue, Series A, AMT, 3.6%, 10/20/2013	2,105,000	2,102,748
Dayton, OH, Hospital Revenue, Good Samaritan, ETM, 6.0%, 12/1/2005	195,000	198,937
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, AMT, 5.65%, 4/20/2013	310,000	336,018
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (d)	915,000	942,066
Lima, OH, Hospital & Healthcare Revenue, ETM, 7.5%, 11/1/2006	165,000	173,870
Lorain County, OH, Hospital Revenue, Series A, Prerefunded @ 100, 5.9%, 12/15/2008	4,520,000	4,628,661
Lucas County, OH, Northgate Apartments, Series A, 5.35%, 7/1/2010 (e)	225,000	228,881
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	47,497
Middletown, OH, Improvement Revenue, ETM, 6.375%, 4/1/2006	30,000	31,116
Ohio, Building Authority, Astro Instrumentation LLC, AMT:
5.0%, 6/1/2015	485,000	505,040
5.45%, 6/1/2022	660,000	687,377
Ohio, Higher Education Revenue, Higher Educational Facilities, 2.3%, 11/15/2006	250,000	251,320
Ohio, Housing Finance Agency, Single Family Mortgage, Series A, Optional Put @ 100, 5.75%*, 4/1/2016 (c) (e)	305,000	305,418
Ohio, Industrial Development Revenue, Economic Development:
Series 4, AMT, 6.15%, 12/1/2005	145,000	148,326
Series 4, AMT, 6.2%, 6/1/2006	150,000	153,398
Ohio, Major State Infrastructure Revenue, Series 1, 5.0%, 6/15/2006	6,000,000	6,293,640
Ohio, Multi-Family Housing Revenue, Housing Mortgage, Series D, 4.8%, 8/1/2011	100,000	100,102
Ohio, Public Housing Revenue, Capital Corp for Housing Mortgage Revenue, Series A, 5.55%, 8/1/2024	275,000	275,369
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (e)	500,000	547,815
Ohio, Water Development Authority, Akron Ohio Project, ETM, 8.0%, 12/1/2004	75,000	75,410
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	35,000	37,140
Ohio, General Obligation, Highway Capital Improvements, Series F, 5.25%, 5/1/2009	5,000,000	5,559,700
		24,184,031
Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	35,000	29,975
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, 5.2%, 12/1/2013	560,000	597,806
Oklahoma, Turnpike Revenue Authority, ETM, 4.7%, 1/1/2006	120,000	121,597
Oklahoma City, OK, Hospital & Healthcare Revenue, Hospital Trust, ETM, 6.4%, 2/1/2005	100,000	101,182
Tulsa, OK, Industrial Revenue Authority, Hillcrest Medical Center, ETM, 6.5%, 4/1/2007	325,000	343,583
		1,194,143
Oregon 0.5%
Oregon, Public Housing Revenue, Housing & Community Services Department, Series A, AMT, 4.0%, 8/1/2016	1,955,000	1,967,668
Portland, OR, Multi-Family Housing Revenue, Multi-Family Housing Authority Revenue, AMT:
6.125%, 5/1/2017, US National Bank of Oregon (d)	1,545,000	1,589,512
6.3%, 5/1/2029, US National Bank of Oregon (d)	1,000,000	1,030,040
		4,587,220
Pennsylvania 5.9%
Allegheny County, PA, Higher Education Revenue, Higher Education:
Series A, 4.55%, 11/15/2004 (e)	190,000	190,192
Series A, 4.65%, 11/15/2005 (e)	125,000	127,961
Allegheny County, PA, Hospital Development Authority:
5.15%, 12/1/2009 (e)	2,675,000	2,790,721
5.2%, 12/1/2010 (e)	5,000,000	5,261,450
Allegheny County, PA, Hospital Development Authority, North Hills Passavant Hospital, ETM, 6.75%, 7/1/2005	35,000	36,080
Allegheny County, PA, Industrial Development Authority Revenue, Education Center, Watson, Mandatory Put @ 100, 1.875%, 5/1/2031, PNC Bank NA (b) (d)	470,000	469,972
Allegheny County, PA, Residential Finance Mortgage Revenue Authority, Single Family Mortgage, Series DD-2, AMT, 4.8%, 11/1/2007	100,000	105,520
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009	130,000	146,628
Beaver County, PA, Industrial Development & Pollution Control Revenue Authority, 6.0%, 5/1/2007	180,000	184,644
Cambria County, PA, County General Obligation, Series A, 6.2%, 8/15/2021 (e)	35,000	35,826
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009	15,000	16,823
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (e)	1,150,000	1,236,756
Delaware County, PA, College Revenue Authority, Series A, 5.15%, 10/1/2013 (e)	300,000	314,397
Delaware County, PA, College Revenue Authority, Eastern College, Series B:
4.75%, 10/1/2006	200,000	207,120
4.85%, 10/1/2007	205,000	215,191
4.95%, 10/1/2008	345,000	365,524
Delaware County, PA, Hospital & Healthcare Revenue, Series B, Optional Put @ 100, 3.5%, 4/1/2034 (c)	250,000	250,215
Delaware County, PA, Senior Care Revenue, Elwyn Inc., Project, 6.0%, 6/1/2011 (e)	2,750,000	2,977,315
Delaware County, PA, Water & Sewer Revenue, Industrial Development Authority, Series B, AMT, 3.75%, 6/1/2010 (e)	1,125,000	1,156,185
Erie County, PA, Hospital Authority Revenue, Hamot Medical Center Project, ETM, 6.9%, 1/1/2005	245,000	247,183
Fayette County, PA, Hospital Authority, Uniontown Hospital:
5.55%, 6/15/2008 (e)	1,070,000	1,142,022
5.65%, 6/15/2009 (e)	1,135,000	1,207,685
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (e)	1,770,000	1,827,083
Lehigh County, PA, Hospital & Healthcare Revenue, General Purpose Authority, 5.3%, 11/15/2005 (e)	565,000	572,238
McCandless, PA, Sanitation Authority Sewer Revenue, ETM, 6.75%, 11/15/2005	575,000	589,082
McKean County, PA, Hospital & Healthcare Revenue, Hospital Authority, Bradford Hospital, 6.1%, 10/1/2020	2,500,000	2,552,750
McKeesport, PA, Hospital Authority, Prerefunded @ 100, 6.5%, 7/1/2008	825,000	848,760
Mifflin County, PA, Hospital Authority, 5.3%, 7/1/2005 (e)	140,000	143,046
Monroe County, PA, Hospital Authority Revenue, ETM, 6.625%, 11/15/2004	30,000	30,065
Pennsylvania, Economic Development Financing Revenue Authority, Dr. Gertrude A. Barber Center Inc., 6.15%, 12/1/2020 (e)	1,000,000	1,002,980
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (e)	2,500,000	2,647,250
Pennsylvania, Higher Education Facilities Authority Revenue, Independent Colleges & University, Series H8, 5.0%, 5/1/2011, Allied Irish Bank PLC (d)	1,675,000	1,739,404
Pennsylvania, Higher Education Revenue, Mandatory Put @ 100, 4.0%, 11/1/2022, Allied Irish Bank PLC (b) (d)	250,000	255,418
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority:
5.15%, 9/15/2006 (e)	345,000	353,628
6.25%, 4/1/2005	265,000	269,126
6.35%, 4/1/2006	285,000	299,538
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of The Arts:
5.2%, 3/15/2010 (e)	245,000	245,384
5.25%, 3/15/2011 (e)	265,000	265,387
5.3%, 3/15/2012 (e)	265,000	265,358
Pennsylvania, Higher Educational Facilities Authority, Health Sciences Revenue:
5.0%, 11/15/2005 (e)	1,010,000	1,038,603
5.0%, 11/15/2006 (e)	490,000	513,819
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	105,000	108,724
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 65A, AMT, 4.8%, 10/1/2022	120,000	120,318
Pennsylvania, Housing Finance Authority, Rental Housing, Series 50A, 5.35%, 10/1/2008	200,000	200,554
Pennsylvania, State General Obligation, Intergovernmental Cooperative Authority, Optional Put @ 100, 1.78%*, 6/15/2022 (c) (e)	7,545,000	7,545,000
Pennsylvania, TJUH System Project, 6.0%, 1/11/2011 (f)	1,341,012	1,320,548
Pennsylvania, Transportation/Tolls Revenue, Transportation Authority, 5.75%, 12/1/2004	15,000	15,050
Philadelphia, PA, Hospital & Higher Education Facilities Authority Revenue, Prerefunded @ 100, 10.875%, 7/1/2008	70,000	74,054
Philadelphia, PA, Hospital & Higher Educational Facilities Authority, Frankford Hospital, Series A, ETM, 6.0%, 6/1/2023	120,000	122,594
Philadelphia, PA, Industrial Development Revenue, Arbor House, Series F, 2.75%, 7/1/2005 (f)	50,000	49,823
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	330,000	325,248
Series C, 4.7%, 7/1/2013	315,000	310,464
Series E, 4.7%, 7/1/2013	375,000	369,600
Philadelphia, PA, Industrial Development Revenue, Rieder House, Series B, 2.75%, 7/1/2005 (f)	45,000	44,832
Philadelphia, PA, Industrial Development Revenue, Saligman House, Series D, 2.75%, 7/1/2005 (f)	40,000	39,870
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	1,400,000	1,379,238
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A:
5.75%, 12/1/2006, PNC Bank (d)	795,000	822,451
6.0%, 12/1/2011, PNC Bank (d)	550,000	568,618
Wayne Pike, PA, Joint School Authority, ETM, 6.0%, 12/1/2007 (e)	330,000	336,633
Wilkes-Barre, PA, General Municipal Authority, Misericordia College, Series B, 7.75%, 12/1/2012	330,000	331,053
York County, PA, Hospital & Healthcare Revenue, Lutheran Social Services:
5.6%, 4/1/2005	500,000	505,170
5.8%, 4/1/2006	500,000	517,715
York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	695,000	696,223
		49,948,109
Rhode Island 0.3%
Providence, RI, Redeveloping Agency, Industrial Development Revenue:
3.0%, 9/1/2007 (e)	150,000	152,147
3.125%, 9/1/2008 (e)	855,000	866,371
3.375%, 9/1/2009 (e)	910,000	923,432
3.75%, 9/1/2010 (e)	925,000	946,913
		2,888,863
South Carolina 1.0%
South Carolina, Economic Development Authority Revenue, Caterpillar, Inc. Project, AMT, 5.05%, 6/1/2008	500,000	525,615
South Carolina, Electric Revenue, Public Services Authority, Series A, Prerefunded @ 102, 6.25%, 1/1/2022 (e)	1,500,000	1,607,700
South Carolina, Housing Finance & Department Authority, Runway Bay Apartments Projects, 5.5%, 12/1/2005	120,000	121,771
South Carolina, Housing Finance & Development Authority, Bryon Point Apartments Project, Mandatory Put @ 100, Wells Fargo Bank NA, 5.7%, 6/1/2025 (b)	1,700,000	1,721,913
South Carolina, Housing Finance & Development Authority, Hunting Ridge Apartments, Mandatory Put @ 100, AMT, 6.75%, 6/1/2025, Wells Fargo Bank NA (b) (d)	265,000	270,809
South Carolina, Piedmont Municipal Power Agency, Electric Revenue, Series A, 4.5%, 1/1/2009 (e)	4,215,000	4,235,063
		8,482,871
South Dakota 0.2%
South Dakota, Health & Educational Facilities Authority, Rapid City Regional Hospital Project, ETM, 7.75%, 9/1/2007	110,000	120,409
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (e)	1,140,000	1,254,536
South Dakota, Public Housing Revenue, Housing Development Authority, Series B, 5.25%, 5/1/2017	435,000	459,460
		1,834,405
Tennessee 0.1%
Bristol, TN, Health & Educational Revenue, ETM, 6.9%, 1/1/2007	185,000	194,768
Shelby County, TN, Health, Educational & Housing Facilities Board, ETM, 6.5%, 4/1/2005	25,000	25,499
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	265,000	263,558
		483,825
Texas 3.7%
Austin, TX, General Obligation, 5.0%, 9/1/2010	6,000,000	6,465,840
Austin, TX, Sports, Expo & Entertainment Revenue, Convention Enterprises Inc., Series B, 5.75%, 1/1/2016	5,500,000	5,593,665
Bexar County, TX, Single Family Housing Revenue, Single Family Mortgage, Series C, 5.5%, 3/1/2019 (f)	1,064,500	1,086,791
Harris County, TX, Hospital & Healthcare Revenue, 7.4%, 2/15/2010 (e)	2,740,000	3,111,489
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Series A, 6.0%, 6/1/2009 (e)	210,000	238,453
Harris County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series A, 7.75%, 9/1/2014 (f)	65,000	65,266
Lewisville, TX, Core City General Obligation, Combination Contract, 4.75%, 9/1/2012 (e)	2,255,000	2,380,153
Panhandle-Plains, TX, Higher Education Authority, Student Loan Revenue, AMT, 5.55%, 3/1/2005	205,000	205,299
Port Arthur, TX, Housing Finance Corp. Mortgage Revenue, UDAG Project, Series A, 6.4%, 1/1/2028	820,000	847,503
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	1,020,000	1,017,297
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	1,050,000	1,074,528
Texas, Affordable Housing Corp., Multi-Family Housing Revenue, American Opportunity Housing Portfolio, 4.05%, 9/1/2007 (e)	2,405,000	2,407,140
Texas, Affordable Housing Corp., Multi-Family Housing Revenue, Arborstone/Baybrook Oaks, Series A, 4.0%, 11/1/2006	1,350,000	1,361,003
Texas, Multi-Family Housing Revenue, Multi-Family Housing & Community Affair, Series A, Optional Put @ 100, 1.78%*, 2/1/2023 (c)	1,800,000	1,800,000
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	170,000	182,221
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008	500,000	507,650
Texas, State Department Housing & Community Affairs, Volente Project, AMT, 5.0%, 7/1/2008	515,000	537,315
Texas, Trinity River Authority, Pollution Control Revenue, Texas Instruments Inc. Project, AMT, 6.2%, 3/1/2020	60,000	62,523
Texas, Public Finance Authority Revenue, Building & Procurement Projects, Series A, 5.0%, 2/1/2009 (e)	1,245,000	1,365,366
Travis County, TX, Housing Finance Corp., Multi-Family Housing Revenue, Broadmoor Apartments Project, AMT, 5.7%, 6/1/2006 (e)	725,000	749,505
		31,059,007
Utah 1.4%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (e)	250,000	270,195
Ogden City, UT, Housing Finance Corp., Section 8 Assisted Project, Series A, 5.5%, 7/1/2005	50,000	51,029
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012	145,000	146,966
Series A-2, Class III, AMT, 5.2%, 7/1/2011	160,000	160,744
Series B-2, Class III, AMT, 5.25%, 7/1/2011	175,000	178,710
Series A-2, Class II, AMT, 5.4%, 7/1/2016	205,000	205,974
Series C, Class III, AMT, 6.25%, 7/1/2014	405,000	407,410
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	1,400,000	1,474,144
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	2,840,000	2,915,317
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	2,560,000	2,555,802
Utah, State General Obligation, Series F, Prerefunded @ 102, 5.0%, 7/1/2011	3,405,000	3,666,197
		12,032,488
Vermont 0.1%
Vermont, State General Obligation, Series A, Prerefunded @ 102, 6.3%, 1/15/2006	1,000,000	1,029,520
Virginia 2.9%
Fairfax County, VA, General Obligation, Refunding & Public Improvement, Series A, 5.25%, 4/1/2009	5,000,000	5,568,850
Franklin, VA, Core City General Obligation, 4.875%, 10/1/2008 (f)	290,000	285,424
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Optional Put @ 100, 1.77%*, 8/1/2032 (c)	3,800,000	3,800,000
Newport New, VA, School District (REV) Lease, School Board:
2.5%, 11/1/2004	710,000	710,014
2.5%, 11/1/2005	750,000	752,677
2.5%, 11/1/2006	790,000	790,814
3.0%, 11/1/2007	835,000	842,206
3.2%, 11/1/2008	885,000	893,337
3.2%, 11/1/2009	940,000	938,618
3.3%, 11/1/2010	995,000	985,956
3.5%, 11/1/2011	1,055,000	1,047,552
3.65%, 11/1/2012	1,125,000	1,109,700
3.75%, 11/1/2013	1,195,000	1,171,267
4.0%, 11/1/2014	1,270,000	1,263,472
4.1%, 11/1/2015	1,930,000	1,919,018
Pulaski, VA, Hospital & Healthcare Revenue, ETM, 6.375%, 10/1/2007	40,000	43,342
Suffolk, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018 (e)	1,500,000	1,568,940
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,559
		23,967,746
Washington 2.5%
King County, WA, Public Housing Revenue, Series A, 5.05%, 7/1/2013 (e)	3,400,000	3,492,412
King County, WA, State General Obligation, Series B, Prerefunded @ 102, 5.9%, 12/1/2014	7,270,000	8,216,700
Washington, General Obligation, Series A, 5.75%, 7/1/2013	4,275,000	4,524,489
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, U.S. Bank NA (d)	60,000	62,869
Washington, Housing Finance Communication, Multi-Family Revenue, Alderbrook Apartments Project, Series A, Mandatory Put @ 100, AMT, 4.9%, 7/1/2030, Bank One Arizona NA (b) (d)	3,000,000	3,027,330
Washington, Housing Finance Communication, Multi-Family Revenue, Summit Apartments Project, Series A, Mandatory Put @ 100, AMT, 4.9%, 7/1/2030, Bank One Arizona NA (b) (d)	140,000	141,275
Washington, Housing Finance, Single Family Program, Series 4N, 5.55%, 12/1/2016	35,000	35,115
Washington, Public Power Supply, System Nuclear Project No. 2 Revenue, Series A, 5.6%, 7/1/2009 (e)	1,000,000	1,076,100
		20,576,290
West Virginia 2.0%
Braxton County, WV, Pollution Control Revenue, Solid Waste Disposal, AMT, 6.5%, 4/1/2025	4,500,000	4,656,375
West Virginia, School Building Authority Revenue, Capital Improvements, 5.6%, 7/1/2015 (e)	10,915,000	12,061,948
Wood County, WV, Building Community, St. Joseph's Hospital Parkersburg, ETM, 6.625%, 1/1/2006 (e)	445,000	451,457
		17,169,780
Wisconsin 1.4%
Milwaukee, WI, Sewer District, Series A, 5.5%, 10/1/2010	4,615,000	5,019,735
Racine, WI, Water & Sewer Revenue, Waterworks, 2.125%, 9/1/2005	4,710,000	4,711,649
Wisconsin, Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Aurora Health Care Inc., 5.25%, 8/15/2017 (e)	2,125,000	2,313,169
		12,044,553
Total Municipal Investments (Cost $769,868,902)		774,647,111
	Shares	Value ($)

Mutual Funds 7.7%
Blackrock Provident Institutional Funds, 1.68% (Cost $64,987,686)	64,987,686	64,987,686
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $834,856,588) (a)	99.9	839,634,797
Other Assets and Liabilities, Net	0.1	634,489
Net Assets	100.0	840,269,286

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of October 31, 2004.

(a) The cost for federal income tax purposes was $834,880,374. At October 31, 2004, net unrealized appreciation for all securities based on tax cost was $4,754,423. This consisted of aggregate gross unrealized appreciation of $6,662,322 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,907,899.

(b) The date shown is the maturity date on the bond, not the next scheduled mandatory put/tender date.

(c) The date shown is the maturity date on the bond, not the next scheduled optional put date.

(d) The security incorporates a letter of credit from a major bank.

(e) Bond is insured by one of these companies:

		As a % of Total Investment Portfolio
ACA	American Capital Access	1.8
AMBAC	AMBAC Assurance Corp.	8.9
BIGI	Bond Investors Guaranty Insurance	0.3
CONNIE LEE	College Construction Loan Insurance Association	0.6
FGIC	Financial Guaranty Insurance Company	3.5
FSA	Financial Security Assurance	2.8
MBIA	Municipal Bond Investors Assurance	9.4
RADIAN	RADIAN Asset Assurance Incorporated	2.0
XLCA	XL Capital Assurance	0.1

(f) Taxable issue.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At October 31, 2004, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
3/3/2005 3/3/2010	72,000,000+	Fixed — 4.067%	Floating — LIBOR	(576,000)

Counterparty

+ Citibank, N.A.

LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2004
Assets	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Investments in securities, at value[a]	$ 262,920,239	$ 839,634,797
Receivable for investments sold	1,061,460	5,382,670
Receivable for Fund shares sold	561,720	3,572,674
Interest receivable	3,687,786	9,779,485
Other assets	18,510	23,767
Total assets	268,249,715	858,393,393
Liabilities
Payable for investments purchased	1,118,086	15,140,087
Payable for when-issued and forward delivery securities	3,133,226	—
Dividends payable	177,507	321,367
Payable for Fund shares redeemed	276,051	1,414,061
Net unrealized depreciation on Interest rate swaps	—	576,000
Accrued investment advisory fee	46,512	278,342
Other accrued expenses and payables	105,545	394,250
Total liabilities	4,856,927	18,124,107
Net assets, at value	$ 263,392,788	$ 840,269,286
Net Assets
Net assets consist of: Undistributed net investment income and accumulated distributions in excess of net investment income	14,334	(331,399)
Net unrealized appreciation (depreciation) on: investments	9,692,128	4,778,209
Interest rate swaps	—	(576,000)
Accumulated net realized gain (loss)	(4,902,588)	(5,940,690)
Paid-in capital	258,588,914	842,339,166
Net assets, at value	$ 263,392,788	$ 840,269,286

a Cost of $253,228,111 for Municipal Bond Fund and $834,856,588 for Short-Term Municipal Bond Fund.

Statements of Assets and Liabilities as of October 31, 2004 (continued)
Net Asset Value	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Class A Net assets applicable to shares outstanding	$ —	$ 158,507,366
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	—	15,338,111
Net Asset Value and redemption price per share	$ —	$ 10.33
Maximum offering price per share (100 ÷ 98.00 of $10.33)	$ —	$ 10.54
Class B Net assets applicable to shares outstanding	$ —	$ 7,115,619
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	—	688,697
Net Asset Value, offering and redemption price per share	$ —	$ 10.33
Class C Net assets applicable to shares outstanding	$ —	$ 70,638,188
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	—	6,838,919
Net Asset Value, offering and redemption price per share	$ —	$ 10.33
Investment Class Net assets applicable to shares outstanding	$ 27,289,734	$ 268,181,013
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	2,433,603	25,964,024
Net Asset Value, offering and redemption price per share	$ 11.21	$ 10.33
Institutional Class Net assets applicable to shares outstanding	$ 236,103,054	$ 335,827,100
Shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized	21,071,786	32,504,582
Net Asset Value, offering and redemption price per share	$ 11.20	$ 10.33

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended October 31, 2004
Investment Income	Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Income: Interest	$ 16,286,115	$ 27,114,217
Expenses: Investment advisory fee	1,308,620	3,357,893
Administration fee	392,590	1,007,823
Custodian fees	9,897	26,867
Distribution fee	—	943,513
Shareholder servicing fees	51,338	185,199
Auditing	71,816	55,620
Legal	18,064	29,061
Trustees' fees and expenses	20,930	46,343
Reports to shareholders	18,452	25,178
Registration fees	19,370	109,821
Other	34,773	52,311
Total expenses, before expense reductions	1,945,850	5,839,629
Expense reductions	(103,118)	(69,093)
Total expenses, after expense reductions	1,842,732	5,770,536
Net investment income	14,443,383	21,343,681
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	2,621,456	(2,056,192)
Futures	—	163,464
	2,621,456	(1,892,728)
Net unrealized appreciation (depreciation) during the period on: Investments	(3,273,193)	849,445
Interest Rate Swap	—	(576,000)
	(3,273,193)	273,445
Net gain (loss) on investment transactions	(651,737)	(1,619,283)
Net increase (decrease) in net assets resulting from operations	$ 13,791,646	$ 19,724,398

Statement of Changes in Net Assets — Scudder Municipal Bond Fund
Increase (Decrease) in Net Assets	Years Ended October 31,
	2004	2003
Operations: Net investment income	$ 14,443,383	$ 21,233,580
Net realized gain (loss) on investment transactions	2,621,456	1,136,134
Net unrealized appreciation (depreciation) on investment transactions during the period	(3,273,193)	(446,023)
Net increase (decrease) in net assets resulting from operations	13,791,646	21,923,691
Distributions to shareholders from: Net investment income: Institutional Class	(13,353,051)	(20,325,432)
Investment Class	(1,100,980)	(847,167)
Fund share transactions: Proceeds from shares sold	88,019,859	134,298,285
Reinvestment of distributions	11,551,181	19,571,103
Cost of shares redeemed	(279,086,357)	(179,765,244)
Net increase (decrease) in net assets from Fund share transactions	(179,515,317)	(25,895,856)
Increase (decrease) in net assets	(180,177,702)	(25,144,764)
Net assets at beginning of period	443,570,490	468,715,254
Net assets at end of period (including undistributed net investment income of $14,334 and $24,982, respectively)	$ 263,392,788	$ 443,570,490

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Scudder Short-Term Municipal Bond Fund
	Years Ended October 31,
Increase (Decrease) in Net Assets	2004	2003
Operations: Net investment income	$ 21,343,681	$ 19,003,918
Net realized gain (loss) on investment transactions	(1,892,728)	(2,044,112)
Net unrealized appreciation (depreciation) on investment transactions during the period	273,445	(61,520)
Net increase (decrease) in net assets resulting from operations	19,724,398	16,898,286
Distributions to shareholders from: Net investment income: Class A	(3,601,937)	(1,129,929)
Class B	(111,935)	(31,136)
Class C	(1,243,838)	(374,567)
Investment Class	(6,102,878)	(3,094,121)
Institutional Class	(10,751,755)	(14,381,208)
Fund share transactions: Proceeds from shares sold	543,381,708	973,287,964
Reinvestment of distributions	12,324,950	14,375,598
Cost of shares redeemed	(629,711,104)	(436,024,963)
Net increase (decrease) in net assets from Fund share transactions	(74,004,446)	551,638,599
Increase (decrease) in net assets	(76,092,391)	549,525,924
Net assets at beginning of period	916,361,677	366,835,753
Net assets at end of period (including accumulated distributions in excess of net investment income of $331,399 and $124,923, respectively)	$ 840,269,286	$ 916,361,677

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Municipal Bond Fund

Investment Class
Years Ended October 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 11.24	$ 11.20	$ 11.18	$ 10.77	$ 10.66
Income from investment operations:
Net investment income	.47[a]	.51	.50	.50	.53
Net realized and unrealized gain (loss) on investment transactions	(.02)	.04	.02	.41	.11
Total from investment operations	.45	.55	.52	.91	.64
Less distributions from: Net investment income	(.48)	(.51)	(.50)	(.50)	(.53)
Net asset value, end of period	$ 11.21	$ 11.24	$ 11.20	$ 11.18	$ 10.77
Total Return (%)	4.10	4.97[b]	4.77[b]	8.63[b]	6.21[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	24	14	13	12
Ratio of expenses before expense reductions (%)	.78	.73	.83	.82	.83
Ratio of expenses after expense reductions (%)	.78	.56	.79	.80	.80
Ratio of net investment income (%)	4.20	4.71	4.52	4.55	5.01
Portfolio turnover rate (%)	22	18	17	27	29
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced.

Scudder Municipal Bond Fund

Institutional Class
Years Ended October 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 11.22	$ 11.20	$ 11.18	$ 10.77	$ 10.66
Income from investment operations:
Net investment income	.50[a]	.53	.53	.53	.56
Net realized and unrealized gain (loss) on investment transactions	(.03)	.02	.02	.41	.11
Total from investment operations	.47	.55	.55	.94	.67
Less distributions from: Net investment income	(.49)	(.53)	(.53)	(.53)	(.56)
Net asset value, end of period	$ 11.20	$ 11.22	$ 11.20	$ 11.18	$ 10.77
Total Return (%)[b]	4.33	5.01	5.04	8.90	6.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	236	420	454	442	515
Ratio of expenses before expense reductions (%)	.58	.56	.58	.57	.59
Ratio of expenses after expense reductions (%)	.55	.55	.55	.55	.55
Ratio of net investment income (%)	4.43	4.72	4.76	4.80	5.25
Portfolio turnover rate (%)	22	18	17	27	29
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced.

Scudder Short-Term Municipal Bond Fund

Class A
	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.36	$ 10.40
Income from investment operations: Net investment income	.25[a]	.18
Net realized and unrealized gain (loss) on investment transactions	(.03)	(.04)
Total from investment operations	.22	.14
Less distributions from: Net investment income	(.25)	(.18)
Net asset value, end of period	$ 10.33	$ 10.36
Total Return (%)[c]	2.20[d]	1.31**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	159	126
Ratio of expenses before expense reductions (%)	.81	.80*
Ratio of expenses after expense reductions (%)	.80	.80*
Ratio of net investment income (loss) (%)	2.43	2.34*
Portfolio turnover rate (%)	38	34*

[a] Based on average shares outstanding during the period.

[b] For the period from February 28, 2003 (commencement of operations of Class A shares) to October 31, 2003.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Scudder Short-Term Municipal Bond Fund

Class B
	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.35	$ 10.40
Income from investment operations: Net investment income	.17[a]	.12
Net realized and unrealized gain (loss) on investment transactions	(.01)	(.05)
Total from investment operations	.16	.07
Less distributions from: Net investment income	(.18)	(.12)
Net asset value, end of period	$ 10.33	$ 10.35
Total Return (%)[c]	1.46	.81**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	6
Ratio of expenses (%)	1.55	1.54*
Ratio of net investment income (%)	1.68	1.61*
Portfolio turnover rate (%)	38	34*

[a] Based on average shares outstanding during the period.

[b] For the period from February 28, 2003 (commencement of operations of Class B shares) to October 31, 2003.

[c] Total return does not reflect the effect of any sales charges.

* Annualized

** Not annualized

Scudder Short-Term Municipal Bond Fund

Class C
	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.35	$ 10.40
Income from investment operations: Net investment income	.17[a]	.12
Net realized and unrealized gain (loss) on investment transactions	(.01)	(.05)
Total from investment operations	.16	.07
Less distributions from: Net investment income	(.18)	(.12)
Net asset value, end of period	$ 10.33	$ 10.35
Total Return (%)[c]	1.55	.71**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	71	66
Ratio of expenses (%)	1.55	1.54*
Ratio of net investment income (%)	1.68	1.61*
Portfolio turnover rate (%)	38	34*

[a] Based on average shares outstanding during the period.

[b] For the period from February 28, 2003 (commencement of operations of Class C shares) to October 31, 2003.

[c] Total return does not reflect the effect of any sales charges.

* Annualized

** Not annualized

Scudder Short-Term Municipal Bond Fund

Investment Class
Years Ended October 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.34	$ 10.33	$ 10.32	$ 10.16	$ 10.11
Income from investment operations:
Net investment income	.28[a]	.29	.39	.44	.47
Net realized and unrealized gain (loss) on investment transactions	(.02)	.01	.01	.16	.05
Total from investment operations	.26	.30	.40	.60	.52
Less distributions from: Net investment income	(.27)	(.29)	(.39)	(.44)	(.47)
Net asset value, end of period	$ 10.33	$ 10.34	$ 10.33	$ 10.32	$ 10.16
Total Return (%)	2.38	3.06[b]	3.93[b]	6.03[b]	5.24[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	268	177	50	6.19
Ratio of expenses before expense reductions (%)	.56[c]	.75	.85	.87	.96
Ratio of expenses after expense reductions (%)	.56[c]	.71	.80	.80	.80
Ratio of net investment income (%)	2.67	2.76	3.59	3.95	4.78
Portfolio turnover rate (%)	38	34	34	63	52

[a] Based on average shares outstanding during the period.

[b] Total returns would have been lower had certain expenses not been reduced.

[c] The expense ratio includes a one-time adjustment. Without the effect of this adjustment the expense ratio would have been 0.64%.

Scudder Short-Term Municipal Bond Fund

Institutional Class
Years Ended October 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.35	$ 10.34	$ 10.33	$ 10.16	$ 10.11
Income from investment operations:
Net investment income	.28[a]	.31	.41	.47	.50
Net realized and unrealized gain (loss) on investment transactions	(.01)	.01	.01	.17	.05
Total from investment operations	.27	.32	.42	.64	.55
Less distributions from: Net investment income	(.29)	(.31)	(.41)	(.47)	(.50)
Net asset value, end of period	$ 10.33	$ 10.35	$ 10.34	$ 10.33	$ 10.16
Total Return (%)[b]	2.52	3.14	4.29	6.40	5.52
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	336	542	317	155	192
Ratio of expenses before expense reductions (%)	.56	.56	.60	.62	.71
Ratio of expenses after expense reductions (%)	.55	.55	.55	.55	.55
Ratio of net investment income (%)	2.68	2.92	3.88	4.60	5.26
Portfolio turnover rate (%)	38	34	34	63	52
[a] Based on average shares outstanding during the period. [b] Total returns would have been lower had certain expenses not been reduced.
Notes to Financial Statements

A. Significant Accounting Policies

Scudder Municipal Bond Fund and Scudder Short-Term Municipal Bond Fund ("Municipal Bond Fund" and "Short-Term Municipal Bond Fund" or the "Funds"), are each a diversified series of Scudder MG Investments Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust.

The Municipal Bond Fund offers two classes of shares to investors: Institutional Class shares and Investment Class shares. The Short-Term Municipal Bond Fund offers five classes of shares to investors: Class A shares, Class B shares, Class C shares, Institutional Class shares and Investment Class shares.

These multiple classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Investment Class shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Funds, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Short-Term Municipal Bond Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Swap Agreements. Each Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

When-Issued/Delayed Delivery Securities. Each Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At October 31, 2004, Municipal Bond Fund had a net tax basis capital loss carryforward of approximately $4,901,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008, the expiration date, whichever occurs first, which may be subject to certain limitations under sections 382-383 of the Internal Revenue Code.

At October 31, 2004, Short-Term Municipal Bond Fund had a net tax basis capital loss carryforward of approximately $5,917,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2008 ($1,488,000), October 31, 2010 ($506,000), October 31, 2011 ($2,025,000) and October 31, 2012 ($1,898,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under sections 382-383 of the Internal Revenue Code.

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At October 31, 2004, each Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Undistributed tax-exempt income*	$ 197,849	$ —
Undistributed net long-term capital gains	$ —	$ —
Capital loss carryforwards	$ (4,901,000)	$ (5,917,000)
Net unrealized appreciation (depreciation) on investments	$ 9,690,763	$ 4,754,423

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Year Ended October 31, 2004: Tax-exempt income:	$ 14,454,031	$ 20,771,959
Ordinary income*:	—	908,849
Year Ended October 31, 2003: Tax-exempt income:	$ 21,172,599	$ 16,800,871
Ordinary income*:	—	2,210,090

* For tax purposes short-term capital gains distributions are considered ordinary taxable income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Municipal Bond Fund	$ 69,359,850	$ 240,730,959
Short-Term Municipal Bond Fund	$ 283,540,840	$ 376,498,341

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor and Administrator for each Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. The investment advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.40% of each Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. For its services as Administrator, DeAM, Inc. receives a fee (the "Administration Fee") of 0.12% of the average daily net assets of each Fund, computed and accrued daily and payable monthly. For the year ended October 31, 2004, the Administration Fee was as follows:

Administration Fee	Total Aggregated	Unpaid at October 31, 2004
Municipal Bond Fund	$ 392,590	$ 27,971
Short-Term Municipal Bond Fund	$ 1,007,823	$ 105,674

For the year ended October 31, 2004, the Advisor and Administrator contractually agreed to waive its fees and reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of each Fund as follows:

	Municipal Bond Fund	Short-Term Municipal Bond Fund
Class A	—	.80%
Class B	—	1.55%
Class C	—	1.55%
Institutional Class	.55%	.55%
Investment Class	.80%	.80%

Under these agreements, the Administrator waived and absorbed $100,361 and $63,612 of expenses of the Municipal Bond Fund and Short-Term Municipal Bond Fund, respectively.

In addition, for the year ended October 31, 2004, the advisor agreed to reimburse the Municipal Bond Fund and Short-Term Municipal Bond Fund $2,754 and $5,324 respectively, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class A, B and C shares. For the year ended October 31, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at October 31, 2004
Short-Term Municipal Bond Fund Class A	$ 360,101	$ 67,656
Class B	47,952	4,440
Class C	535,460	45,045
	$ 943,513	$ 117,141

In addition, SDI, or an affiliate, provides information and administrative services ("Shareholder Servicing Fee") to Class B, C and Investment Class shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI, or an affiliate, in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2004, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at October 31, 2004	Annual Effective Rate
Short-Term Municipal Bond Fund Class B	$ 15,156	$ 3,371.24%
Class C	170,043	38,658.24%
Investment Class	—	—	—
	$ 185,199	$ 42,029
Municipal Bond Fund Investment Class	$ 51,338	$ 20,337.20%

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Short-Term Municipal Bond Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended October 31, 2004 agregated $46,813. There were no underwriting commissions paid in connection with the distribution of Class C shares for the year ended October 31, 2004.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the year ended October 31, 2004, the CDSC for Class B and C shares was $19,084 and $60,907, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended October 31, 2004, SDI received $100,583.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

D. Share Transactions

Scudder Municipal Bond Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2004		Year Ended October 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Class	6,733,877	$ 75,352,380	10,521,785	$ 118,396,378
Investment Class	1,130,983	12,667,479	1,406,437	15,901,907
		$ 88,019,859		$ 134,298,285
Shares issued to shareholders in reinvestment of distributions
Institutional Class	941,312	$ 10,524,731	1,665,882	$ 18,734,982
Investment Class	91,810	1,026,450	74,240	836,121
		$ 11,551,181		$ 19,571,103
Shares redeemed
Institutional Class	(24,020,422)	$ (268,825,264)	(15,333,882)	$ (172,575,124)
Investment Class	(916,883)	(10,261,093)	(641,210)	(7,190,120)
		$ (279,086,357)		$ (179,765,244)
Net increase (decrease)
Institutional Class	(16,345,233)	$ (182,948,153)	(3,146,215)	$ (35,443,764)
Investment Class	305,910	3,432,836	839,467	9,547,908
		$ (179,515,317)		$ (25,895,856)

Scudder Short-Term Municipal Bond Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2004		Year Ended October 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	10,230,363	$ 105,857,584	14,457,798	$ 150,323,772*
Class B	266,545	2,752,772	576,478	5,991,147*
Class C	3,121,421	32,297,524	7,347,569	76,364,682*
Institutional Class	20,258,841	209,995,344	50,123,786	520,545,708
Investment Class	18,615,531	192,478,484	21,207,325	220,062,655
		$ 543,381,708		$ 973,287,964
Shares issued to shareholders in reinvestment of distributions
Class A	199,250	$ 2,061,449	67,733	$ 702,294*
Class B	7,073	73,136	1,806	18,713*
Class C	74,806	773,489	24,019	248,869*
Institutional Class	759,133	7,859,271	1,214,588	12,599,609
Investment Class	150,731	1,557,605	77,742	806,113
		$ 12,324,950		$ 14,375,598
Shares redeemed
Class A	(7,252,834)	$ (74,980,250)	(2,364,199)	$ (24,521,641)*
Class B	(133,201)	(1,376,614)	(30,004)	(310,682)*
Class C	(2,734,694)	(28,253,764)	(994,202)	(10,288,481)*
Institutional Class	(40,830,968)	(422,691,338)	(29,706,528)	(307,906,717)
Investment Class	(9,913,535)	(102,409,138)	(8,964,496)	(92,997,442)
		$ (629,711,104)		$ (436,024,963)
Net increase (decrease)
Class A	3,176,779	$ 32,938,783	12,161,332	$ 126,504,425*
Class B	140,417	1,449,294	548,280	5,699,178*
Class C	461,533	4,817,249	6,377,386	66,325,070*
Institutional Class	(19,812,994)	(204,836,723)	21,631,846	225,238,600
Investment Class	8,852,727	91,626,951	12,320,571	127,871,326
		$ (74,004,446)		$ 551,638,599

* For the period from February 28, 2003 (commencement of operations for Class A, B and C shares) to October 31, 2003.

E. Expense Off-Set Arrangement

Each Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended October 31, 2004, Scudder Short-Term Municipal Bond Fund and Scudder Municipal Bond Fund custodian fees were reduced by $157 and $3 respectively for custody credits earned.

F. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Municipal Bond Fund and Short-Term Municipal Bond Fund may borrow up to a maximum of 10 percent and 33 percent, respectively, of their net assets under the agreement.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

H. Subsequent Event

On June 18, 2004, the Board of the Scudder Municipal Bond Fund approved, in principle, the merger of the Fund into Scudder Intermediate Tax/AMT Free Fund, a Scudder fund managed by the same portfolio management team. On December 10, 2004 the Fund's shareholders approved the reorganization of the Fund into Scudder Intermediate Tax/AMT Free Fund. Effective December 20, 2004 the reorganization was completed.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder MG Investments Trust and Shareholders of Scudder Municipal Bond Fund and Scudder Short-Term Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Municipal Bond Fund and Scudder Short-Term Municipal Bond Fund (two of the Funds comprising Scudder MG Investments Trust, hereafter referred to as the "Funds") at October 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As disclosed in Note H, the Scudder Municipal Bond Fund merged into the Scudder Intermediate Tax/AMT Free Fund subsequent to year-end.

Boston, Massachusetts December 27, 2004	PricewaterhouseCoopers LLP
Tax Information (Unaudited)

Of the dividends paid from net investment income for the Scudder Municipal Bond Fund, for the taxable year ended October 31, 2004, 100% are designated as exempt interest dividends for federal income tax purposes. Of the dividends paid from net investment income for the Scudder Short-Term Municipal Bond Fund, for the taxable year ended October 31, 2004, 95% are designated as exempt interest dividends for federal income tax purposes.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Trustees and Officers

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Joseph R. Hardiman 5/27/37 Chairman since 2004 Trustee since 2002

Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc. (investment banking) (July 1998-January 2004) and Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).

		55
Richard R. Burt 2/3/47 Trustee since 2002

Chairman, Diligence LLC (international information collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).

		57
S. Leland Dill 3/28/30 Trustee since 2002	Trustee, Phoenix Euclid Market Neutral Funds (since May 1998), Phoenix Funds (24 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986); Trustee, Phoenix Zweig Series Trust (September 1989-May 2004).	55
Martin J. Gruber 7/15/37 Trustee since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund); Trustee of the TIAA-CREF mutual funds (53 portfolios) (since February 2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January 1985-January 2001).	55
Richard J. Herring 2/18/46 Trustee since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	55
Graham E. Jones 1/31/33 Trustee since 1993	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	55
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	55
Philip Saunders, Jr. 10/11/35 Trustee since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	55
William N. Searcy 9/3/46 Trustee since 1993	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-October 2003).	55
Robert H. Wadsworth 1/29/40 Trustee since 2002

President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).

* Inception date of the corporation which was the predecessor to the L.L.C.

		58
Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
William N. Shiebler[4] 2/6/42 Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999).	140
Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Julian F. Sluyters[5] 7/14/60 President and Chief Executive Officer, 2004-present

Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management.

Kenneth Murphy[6] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000 to present). Formerly, Director, John Hancock Signature Services (1992-2000).
Paul H. Schubert[5] 1/11/63 Chief Financial Officer, 2004-present

Managing Director, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004).

Charles A. Rizzo[6] 8/5/57 Treasurer since 2002

Managing Director, Deutsche Asset Management (since April 2004). Formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

John Millette[6] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003

Managing Director, Deutsche Asset Management (2002 to present) and Director, Deutsche Global Funds Ltd. (2002 to present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[6] 4/1/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Kevin M. Gay[6] 11/12/59 Assistant Treasurer since 2004	Vice President, Deutsche Asset Management.
Salvatore Schiavone[6] 11/3/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[6] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder MG Investments Trust of which this fund is a series.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 280 Park Avenue, New York, New York.

5 Address: 345 Park Avenue, New York, New York.

6 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Account Management Resources

For shareholders of Classes A, B, C, Institutional and Investment

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
		Scudder Municipal Bond Fund	Scudder Short-Term Municipal Bond Fund
Class A	Nasdaq Symbol	N/A	SRMAX
	CUSIP Number	N/A	81116P 725
	Fund Number	N/A	436
Class B	Nasdaq Symbol	N/A	SRMBX
	CUSIP Number	N/A	81116P 717
	Fund Number	N/A	636
Class C	Nasdaq Symbol	N/A	SRMCX
	CUSIP Number	N/A	81116P 691
	Fund Number	N/A	736
Class Institutional	Nasdaq Symbol	MGMBX	MGSMX
	CUSIP Number	81116P 782	81116P 683
	Fund Number	528	536
Class Investment	Nasdaq Symbol	MMBSX	MSMSX
	CUSIP Number	81116P 774	81116P 675
	Fund Number	818	819

Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, October 31, 2004, Scudder MG Investments Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                           SCUDDER MUNICIPAL BOND FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year      Audit Fees     Audit-Related      Tax Fees      All Other
   Ended          Billed         Fees Billed      Billed to     Fees Billed
October 31,      to Fund          to Fund            Fund         to Fund
--------------------------------------------------------------------------------
2004              $42,700           $185            $5,880          $0
--------------------------------------------------------------------------------
2003              $40,700          $1,205           $5,600          $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table shows the amount of fees  billed by PWC to Deutsche  Asset
Management,  Inc. ("DeAM,  Inc." or the "Adviser"),  and any entity controlling, controlled by or under common control with DeAM, Inc. ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"),  for
engagements  directly related to the Fund's operations and financial  reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                    Audit-Related         Tax Fees            All Other
                     Fees Billed          Billed to          Fees Billed
  Fiscal           to Adviser and        Adviser and        to Adviser and
   Year             Affiliated           Affiliated          Affiliated
  Ended            Fund Service          Fund Service        Fund Service
 October 31,         Providers            Providers           Providers
--------------------------------------------------------------------------------
2004                  $453,907                 $0                    $0
--------------------------------------------------------------------------------
2003                  $662,457               $50,000                 $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                               Total Non-Audit
                               Fees billed to              Total
                                Adviser and            Non-Audit Fees
                               Affiliated Fund           billed to
                              Service Providers         Adviser and
                              (engagements related      Affiliated
                 Total         directly to the         Fund Service
                Non-Audit       operations and          Providers
  Fiscal       Fees Billed    financial reporting      (all other     Total of
   Year         to Fund          of the Fund)          engagements)   (A),(B)
   Ended
October 31,       (A)                  (B)                  (C)        and (C)
--------------------------------------------------------------------------------
2004           $5,880                $0               $1,153,767      $1,159,647
--------------------------------------------------------------------------------
2003           $5,600             $50,000             $4,947,177      $5,002,777
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeAM, Inc. and other related entities that provide support for the operations of the fund.

                     SCUDDER SHORT TERM MUNICIPAL BOND FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year      Audit Fees     Audit-Related      Tax Fees      All Other
   Ended          Billed         Fees Billed      Billed to     Fees Billed
October 31,      to Fund          to Fund            Fund         to Fund
--------------------------------------------------------------------------------
2004             $45,700           $185           $5,880           $0
--------------------------------------------------------------------------------
2003             $40,700          $1,205          $5,600           $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table shows the amount of fees  billed by PWC to Deutsche  Asset
Management,  Inc. ("DeAM,  Inc." or the "Adviser"),  and any entity controlling, controlled by or under common control with DeAM, Inc. ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"),  for
engagements  directly related to the Fund's operations and financial  reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                    Audit-Related         Tax Fees            All Other
                     Fees Billed          Billed to          Fees Billed
  Fiscal           to Adviser and        Adviser and        to Adviser and
   Year             Affiliated           Affiliated          Affiliated
  Ended            Fund Service          Fund Service        Fund Service
 October 31,         Providers            Providers           Providers
--------------------------------------------------------------------------------
2004                $453,907                 $0                    $0
--------------------------------------------------------------------------------
2003                $662,457               $50,000                 $0
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                               Total Non-Audit
                               Fees billed to              Total
                                Adviser and            Non-Audit Fees
                               Affiliated Fund           billed to
                              Service Providers         Adviser and
                              (engagements related      Affiliated
                 Total         directly to the         Fund Service
                Non-Audit       operations and          Providers
  Fiscal       Fees Billed    financial reporting      (all other     Total of
   Year         to Fund          of the Fund)          engagements)   (A),(B)
   Ended
October 31,       (A)                  (B)                  (C)        and (C)
--------------------------------------------------------------------------------
2004             $5,880              $0               $1,153,767      $1,159,647
--------------------------------------------------------------------------------
2003             $5,600           $50,000             $4,947,177      $5,002,777
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeAM, Inc. and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 4, 2005
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Term Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Short Term Municipal Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    ---------------------------

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 4, 2005
                                    ---------------------------